Document and Entity Information	12 Months Ended
Feb. 28, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct 31, 2012
Registrant Name	GLENMEDE FUND INC
Central Index Key	0000835663
Amendment Flag	false
Document Creation Date	Feb 28, 2013
Document Effective Date	Feb 28, 2013
Prospectus Date	Feb 28, 2013

International Portfolio
International Portfolio
Investment Objective:
Maximum long-term total return consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		International Portfolio
Maximum Account Fee (annual percentage of assets under management)	[1]	1.25%
[1]	Investors in the Portfolio may be clients of The Glenmede Trust Company, N.A. ("Glenmede Trust") or its affiliated companies ("Affiliates"). The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		International Portfolio
Management Fees		0.75%
Other Expenses	[1]	0.39%
Total Annual Portfolio Operating Expenses		1.14%
[1]	(include administration, custody, accounting services and similar expenses and .25% shareholder servicing fees payable to Glenmede Trust)

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
International Portfolio	116	362	628	1,386

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 45% of the average value of its portfolio.
Principal Investment Strategies:
The Portfolio invests primarily in common stocks, including dividend-paying common stocks, of companies located outside the United States that Philadelphia International Advisors LP (the "Sub-Advisor") believes are undervalued. Under normal market circumstances, the Portfolio will invest at least 65% of its total assets in the securities of companies based in at least three different countries, other than the United States.

The Sub-Advisor believes that stocks are undervalued by the stock market when the stock price becomes inexpensive relative to the company's estimated earnings and/or dividend-paying ability over the long-term. The Sub-Advisor considers factors relating to both company and country selection in selecting stocks to buy and sell for the Portfolio. The Sub-Advisor selects stocks to buy and sell by evaluating a company's growth outlook and market valuation based on price-to-earnings, dividend yields and other operating and financial conditions. As a secondary tool, the Sub-Advisor evaluates countries primarily by analyzing a country's valuation ratios, such as price-to-earnings and dividend yields, prospective economic growth, government policies and other factors.
Principal Investment Risks:
All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Sub-Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with the risks of investing in foreign securities. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Value Style Risk: Although the Portfolio invests in stocks the Sub-Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

Foreign Investment Risk: The Portfolio is subject to additional risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks. The Portfolio may also enter into foreign currency exchange contracts to hedge the currency risk of portfolio securities denominated in a foreign currency.

Emerging Markets Risks: The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.
Performance Information:
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-422-8299.
International Portfolio

During the periods shown in the bar chart, the highest quarterly return was 29.47% (for the quarter ended June 30, 2009) and the lowest quarterly return was -24.32% (for the quarter ended September 30, 2011).
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns		Past 1 Year	Past 5 Years	Past 10 Years
International Portfolio		14.27%	(4.73%)	7.16%
International Portfolio Return After Taxes on Distributions		14.02%	(5.00%)	6.26%
International Portfolio Return After Taxes on Distributions and Sale of Fund Shares		9.96%	(3.87%)	6.42%
International Portfolio MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)		17.32%	(3.69%)	8.21%
International Portfolio Morningstar Foreign Large Value Average	[1]	16.48%	(2.03%)	5.77%
[1]	The Morningstar Foreign Large Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GLENMEDE FUND INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
International Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum long-term total return consistent with reasonable risk to principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 45% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio invests primarily in common stocks, including dividend-paying common stocks, of companies located outside the United States that Philadelphia International Advisors LP (the "Sub-Advisor") believes are undervalued. Under normal market circumstances, the Portfolio will invest at least 65% of its total assets in the securities of companies based in at least three different countries, other than the United States.

		The Sub-Advisor believes that stocks are undervalued by the stock market when the stock price becomes inexpensive relative to the company's estimated earnings and/or dividend-paying ability over the long-term. The Sub-Advisor considers factors relating to both company and country selection in selecting stocks to buy and sell for the Portfolio. The Sub-Advisor selects stocks to buy and sell by evaluating a company's growth outlook and market valuation based on price-to-earnings, dividend yields and other operating and financial conditions. As a secondary tool, the Sub-Advisor evaluates countries primarily by analyzing a country's valuation ratios, such as price-to-earnings and dividend yields, prospective economic growth, government policies and other factors.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Sub-Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with the risks of investing in foreign securities. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Value Style Risk: Although the Portfolio invests in stocks the Sub-Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

Foreign Investment Risk: The Portfolio is subject to additional risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks. The Portfolio may also enter into foreign currency exchange contracts to hedge the currency risk of portfolio securities denominated in a foreign currency.

		Emerging Markets Risks: The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-422-8299.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.glenmede.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-422-8299
Bar Chart [Heading]	rr_BarChartHeading	International Portfolio
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest quarterly return was 29.47% (for the quarter ended June 30, 2009) and the lowest quarterly return was -24.32% (for the quarter ended September 30, 2011).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
International Portfolio | International Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Account Fee (annual percentage of assets under management)	rr_MaximumAccountFeeOverAssets	1.25%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.14%
1 Year	rr_ExpenseExampleYear01	116
3 Years	rr_ExpenseExampleYear03	362
5 Years	rr_ExpenseExampleYear05	628
10 Years	rr_ExpenseExampleYear10	1,386
2003	rr_AnnualReturn2003	35.56%
2004	rr_AnnualReturn2004	22.13%
2005	rr_AnnualReturn2005	13.82%
2006	rr_AnnualReturn2006	26.83%
2007	rr_AnnualReturn2007	6.47%
2008	rr_AnnualReturn2008	(46.70%)
2009	rr_AnnualReturn2009	40.99%
2010	rr_AnnualReturn2010	6.56%
2011	rr_AnnualReturn2011	(14.25%)
2012	rr_AnnualReturn2012	14.27%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.47%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.32%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Past 1 Year	rr_AverageAnnualReturnYear01	14.27%
Past 5 Years	rr_AverageAnnualReturnYear05	(4.73%)
Past 10 Years	rr_AverageAnnualReturnYear10	7.16%
International Portfolio | Return After Taxes on Distributions | International Portfolio
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	14.02%
Past 5 Years	rr_AverageAnnualReturnYear05	(5.00%)
Past 10 Years	rr_AverageAnnualReturnYear10	6.26%
International Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | International Portfolio
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	9.96%
Past 5 Years	rr_AverageAnnualReturnYear05	(3.87%)
Past 10 Years	rr_AverageAnnualReturnYear10	6.42%
International Portfolio | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	17.32%
Past 5 Years	rr_AverageAnnualReturnYear05	(3.69%)
Past 10 Years	rr_AverageAnnualReturnYear10	8.21%
International Portfolio | Morningstar Foreign Large Value Average
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	16.48%	[3]
Past 5 Years	rr_AverageAnnualReturnYear05	(2.03%)	[3]
Past 10 Years	rr_AverageAnnualReturnYear10	5.77%	[3]

[1]	Investors in the Portfolio may be clients of The Glenmede Trust Company, N.A. ("Glenmede Trust") or its affiliated companies ("Affiliates"). The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.
[2]	(include administration, custody, accounting services and similar expenses and .25% shareholder servicing fees payable to Glenmede Trust)
[3]	The Morningstar Foreign Large Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

International Secured Options Portfolio
International Secured Options Portfolio
Investment Objective:
Long-term capital appreciation and option premiums consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		International Secured Options Portfolio
Maximum Account Fee (annual percentage of assets under management)	[1]	1.25%
[1]	Investors in the Portfolio may be clients of The Glenmede Trust Company, N.A. ("Glenmede Trust") or its affiliated companies ("Affiliates"). The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		International Secured Options Portfolio
Management Fees		0.55%
Other Expenses	[1][2]	0.46%
Acquired Funds' Fees and Expenses		0.07%
Total Annual Portfolio Operating Expenses		1.01%
Fee Waivers and Expense Reimbursements	[3]	0.01%
Net Expenses		1.00%
[1]	Other expenses are based on estimated amounts for the current fiscal year of the Portfolio.
[2]	(include administration, custody, accounting services and similar expenses and .20% shareholder servicing fees payable to Glenmede Trust)
[3]	The Advisor has agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio's annual total operating expenses exceed 1.00% of the Portfolio's average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2014 and may discontinue this arrangement at any time thereafter.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
International Secured Options Portfolio	102	878

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the one month period from commencement of operations on September 28, 2012 to October 31, 2012, the Portfolio’s portfolio turnover rate was 0.00% of the average value of its portfolio.
Principal Investment Strategies:
Under normal market circumstances, the Portfolio uses option writing strategies in an effort to obtain option premiums and reduce risk. The Portfolio will implement buy-write (covered call) and/or cash-secured put option strategies on foreign stock index exchange traded funds ("ETFs"), foreign stock indices and/or individual foreign stocks held by the Portfolio. Covered call and cash-secured put options are intended to reduce volatility, earn option premiums and provide more stable returns. Selling call options reduces the risk of owning stocks by the receipt of the option premiums and selling put options reduces the purchase price of the underlying stock, but both strategies limit the opportunity to profit from an increase in the market value of the underlying security in exchange for up-front cash at the time of selling the call or put option. Under normal market circumstances, at least 80% of the value of the Portfolio's total assets (including borrowings for investment purposes) will be subject to secured option strategies, which are written covered call and/or secured put options on foreign stock index ETFs, foreign stock indices and/or individual foreign stocks held by the Portfolio. The Portfolio is called International "Secured Options" because the call and put options it writes will be covered by owning the foreign security, index or ETFs underlying the option, holding an offsetting option, segregating cash or other liquid assets at not less than the full value of the option or the exercise price, and/or using other permitted coverage methods. At any given time, the Portfolio's assets may be subject to only calls or only puts, or a combination of both strategies. To the extent that the Portfolio's assets are only subject to puts, the assets will consist of cash or cash equivalents in order to secure the puts. In that event, there may be few if any foreign stocks or other foreign securities held by the Portfolio. To the extent that the Portfolio's assets are only subject to covered calls on a foreign stock index, the Portfolio may hold foreign stock index ETFs instead of individual foreign stocks that replicate the movement of the foreign index, in addition to the other permitted coverage methods.

To the extent that the Portfolio's assets are not only subject to cash-secured puts or calls on a foreign stock index covered by foreign stock index ETFs, the Portfolio intends to invest in a diversified portfolio of foreign equity securities of companies based in at least three different countries, other than the United States, with generally similar risk and return characteristics as the Morgan Stanley Capital International Europe, Australia, and Far East Index ("MSCI EAFE Index"). The Portfolio may invest in companies with small, medium or large market capitalizations in developed, developing or emerging markets in advancement of its investment objective. The Portfolio intends to invest in foreign securities in the form of American Depositary Receipts ("ADRs") which are securities issued by a U.S. bank that represent interests in foreign equity securities listed on a U.S. stock exchange. The Portfolio may also buy call and put options on foreign stock index ETFs, foreign stock indices or individual foreign stocks.

Glenmede Investment Management LP's (the "Advisor") selection of securities to buy or sell is based on a combination of proprietary multifactor computer models and fundamental analysis. The computer models rank securities based on certain criteria, such as valuation ratios, and other models focus on risk analysis and overall portfolio characteristics. The Advisor buys securities that the models identify as undervalued and more likely to appreciate, and sells securities that the Advisor identifies as overvalued and more likely to depreciate.
Principal Investment Risks:
All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of securities held by the Portfolio will underperform other types of securities.

Options Risk: Writing and purchasing call and put options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the future price fluctuations and the degree of correlation between the options and the securities markets. The value of the Portfolio's positions in options fluctuates in response to changes in the value of the underlying foreign security, foreign index, or foreign stock index ETF, as applicable. The Portfolio also risks losing all or part of the cash paid for purchasing call and put options. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio's assets could affect its portfolio management as well as the ability of the Portfolio to meet redemption requests or other current obligations. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Portfolio's option strategies, and for these and other reasons the Portfolio's option strategies may not reduce the Portfolio's volatility to the extent desired. The Portfolio may reduce its holdings of put options resulting in an increased exposure to a market decline.

Frequent Trading Risk: The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio's performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

ADR/Foreign Investment Risk: The Portfolio intends to invest in foreign securities in the form of ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company and listed on a U.S. stock exchange. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. The Portfolio is subject to additional risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

Emerging Markets Risk: The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

Exchange Traded Funds: The Portfolio intends to invest in ETFs that seek to track the performance of foreign securities indices. Shares of ETFs have many of the same risks as direct investments in the underlying securities they are designed to track, although the lack of liquidity may make ETFs more volatile. ETFs have investment management fees and other expenses which will be indirectly paid by the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Performance Information:
The Portfolio commenced operations on September 28, 2012. Performance history and average total returns will be provided after the Portfolio has been in operation for one calendar year and will provide some indication of the risks of investing in the Portfolio by comparing the Portfolio’s performance to a broad measure of market performance.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GLENMEDE FUND INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
International Secured Options Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Secured Options Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation and option premiums consistent with reasonable risk to principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year of the Portfolio.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2014 and may discontinue this arrangement at any time thereafter.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the one month period from commencement of operations on September 28, 2012 to October 31, 2012, the Portfolio’s portfolio turnover rate was 0.00% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market circumstances, the Portfolio uses option writing strategies in an effort to obtain option premiums and reduce risk. The Portfolio will implement buy-write (covered call) and/or cash-secured put option strategies on foreign stock index exchange traded funds ("ETFs"), foreign stock indices and/or individual foreign stocks held by the Portfolio. Covered call and cash-secured put options are intended to reduce volatility, earn option premiums and provide more stable returns. Selling call options reduces the risk of owning stocks by the receipt of the option premiums and selling put options reduces the purchase price of the underlying stock, but both strategies limit the opportunity to profit from an increase in the market value of the underlying security in exchange for up-front cash at the time of selling the call or put option. Under normal market circumstances, at least 80% of the value of the Portfolio's total assets (including borrowings for investment purposes) will be subject to secured option strategies, which are written covered call and/or secured put options on foreign stock index ETFs, foreign stock indices and/or individual foreign stocks held by the Portfolio. The Portfolio is called International "Secured Options" because the call and put options it writes will be covered by owning the foreign security, index or ETFs underlying the option, holding an offsetting option, segregating cash or other liquid assets at not less than the full value of the option or the exercise price, and/or using other permitted coverage methods. At any given time, the Portfolio's assets may be subject to only calls or only puts, or a combination of both strategies. To the extent that the Portfolio's assets are only subject to puts, the assets will consist of cash or cash equivalents in order to secure the puts. In that event, there may be few if any foreign stocks or other foreign securities held by the Portfolio. To the extent that the Portfolio's assets are only subject to covered calls on a foreign stock index, the Portfolio may hold foreign stock index ETFs instead of individual foreign stocks that replicate the movement of the foreign index, in addition to the other permitted coverage methods.

To the extent that the Portfolio's assets are not only subject to cash-secured puts or calls on a foreign stock index covered by foreign stock index ETFs, the Portfolio intends to invest in a diversified portfolio of foreign equity securities of companies based in at least three different countries, other than the United States, with generally similar risk and return characteristics as the Morgan Stanley Capital International Europe, Australia, and Far East Index ("MSCI EAFE Index"). The Portfolio may invest in companies with small, medium or large market capitalizations in developed, developing or emerging markets in advancement of its investment objective. The Portfolio intends to invest in foreign securities in the form of American Depositary Receipts ("ADRs") which are securities issued by a U.S. bank that represent interests in foreign equity securities listed on a U.S. stock exchange. The Portfolio may also buy call and put options on foreign stock index ETFs, foreign stock indices or individual foreign stocks.

Glenmede Investment Management LP's (the "Advisor") selection of securities to buy or sell is based on a combination of proprietary multifactor computer models and fundamental analysis. The computer models rank securities based on certain criteria, such as valuation ratios, and other models focus on risk analysis and overall portfolio characteristics. The Advisor buys securities that the models identify as undervalued and more likely to appreciate, and sells securities that the Advisor identifies as overvalued and more likely to depreciate.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of securities held by the Portfolio will underperform other types of securities.

Options Risk: Writing and purchasing call and put options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the future price fluctuations and the degree of correlation between the options and the securities markets. The value of the Portfolio's positions in options fluctuates in response to changes in the value of the underlying foreign security, foreign index, or foreign stock index ETF, as applicable. The Portfolio also risks losing all or part of the cash paid for purchasing call and put options. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio's assets could affect its portfolio management as well as the ability of the Portfolio to meet redemption requests or other current obligations. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Portfolio's option strategies, and for these and other reasons the Portfolio's option strategies may not reduce the Portfolio's volatility to the extent desired. The Portfolio may reduce its holdings of put options resulting in an increased exposure to a market decline.

Frequent Trading Risk: The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio's performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

ADR/Foreign Investment Risk: The Portfolio intends to invest in foreign securities in the form of ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company and listed on a U.S. stock exchange. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. The Portfolio is subject to additional risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

Emerging Markets Risk: The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

Exchange Traded Funds: The Portfolio intends to invest in ETFs that seek to track the performance of foreign securities indices. Shares of ETFs have many of the same risks as direct investments in the underlying securities they are designed to track, although the lack of liquidity may make ETFs more volatile. ETFs have investment management fees and other expenses which will be indirectly paid by the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Portfolio commenced operations on September 28, 2012. Performance history and average total returns will be provided after the Portfolio has been in operation for one calendar year and will provide some indication of the risks of investing in the Portfolio by comparing the Portfolio’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Portfolio commenced operations on September 28, 2012. Performance history and average total returns will be provided after the Portfolio has been in operation for one calendar year and will provide some indication of the risks of investing in the Portfolio by comparing the Portfolio’s performance to a broad measure of market performance.
International Secured Options Portfolio | International Secured Options Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Account Fee (annual percentage of assets under management)	rr_MaximumAccountFeeOverAssets	1.25%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.46%	[2],[3]
Acquired Funds' Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.01%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[4]
Net Expenses	rr_NetExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	878

[1]	Investors in the Portfolio may be clients of The Glenmede Trust Company, N.A. ("Glenmede Trust") or its affiliated companies ("Affiliates"). The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.
[2]	Other expenses are based on estimated amounts for the current fiscal year of the Portfolio.
[3]	(include administration, custody, accounting services and similar expenses and .20% shareholder servicing fees payable to Glenmede Trust)
[4]	The Advisor has agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio's annual total operating expenses exceed 1.00% of the Portfolio's average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2014 and may discontinue this arrangement at any time thereafter.

Large Cap 100 Portfolio
Large Cap 100 Portfolio
Investment Objective:
Maximum long-term total return consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Large Cap 100 Portfolio
Maximum Account Fee (annual percentage of assets under management)	[1]	1.25%
[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Large Cap 100 Portfolio
Management Fees		0.55%
Other Expenses	[1]	0.33%
Total Annual Portfolio Operating Expenses		0.88%
[1]	(include administration, custody, accounting services and similar expenses and .20% shareholder servicing fees payable to Glenmede Trust)

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Large Cap 100 Portfolio	90	281	488	1,084

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 104% of the average value of its portfolio.
Principal Investment Strategies:
Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in approximately 100 equity securities, such as common stocks, of U.S. large cap companies. Large cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 1000® Index. That capitalization range was $1.4 billion to $540 billion as of May 31, 2012 In addition, at times, the Portfolio may make significant investments in ADRs listed on the New York Stock Exchange ("NYSE") and may invest in initial public offerings ("IPOs"). An IPO is a company's first offering of stock to the public.

The Advisor uses proprietary multi-factor computer models to select stocks that the models identify as having reasonable prices, good fundamentals and rising earnings expectations. These computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings-related measures.
Principal Investment Risks:
All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Frequent Trading Risk: The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio's performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Investment Style Risk: The Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. There is no guarantee that the prices of these securities will not move even lower.

ADR/Foreign Securities Risk: The Portfolio may invest in ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

IPO Risk: The market value of IPO shares could fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. When the Portfolio's asset base is small, a significant portion of the Portfolio's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Portfolio. As the Portfolio's assets grow, the effect of the Portfolio's investment in IPOs on the Portfolio's performance probably will decline, which could reduce the Portfolio's performance.

Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholder's returns. As a result, the Portfolio may miss the opportunity to realize gains or reduce losses.
Performance Information:
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and since inception compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Large Cap 100 Portfolio

During the periods shown in the bar chart, the highest quarterly return was 16.50% (for the quarter ended June 30, 2009) and the lowest quarterly return was -21.78% (for the quarter ended December 31, 2008).
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns		Past 1 Year	Past 5 Years	Since Inception	Inception Date
Large Cap 100 Portfolio		17.59%	2.54%	5.88%	Feb 27, 2004
Large Cap 100 Portfolio Return After Taxes on Distributions		17.36%	2.38%	5.64%	Feb 27, 2004
Large Cap 100 Portfolio Return After Taxes on Distributions and Sale of Fund Shares		11.72%	2.14%	5.10%	Feb 27, 2004
Large Cap 100 Portfolio Russell 1000® Index (reflects no deduction for fees, expenses or taxes)		16.42%	1.92%	5.00%	Feb 27, 2004
Large Cap 100 Portfolio Morningstar Large Blend Average	[1]	14.85%	1.46%	3.93%	Feb 27, 2004
[1]	The Morningstar Large Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GLENMEDE FUND INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Large Cap 100 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Large Cap 100 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum long-term total return consistent with reasonable risk to principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 104% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	104.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in approximately 100 equity securities, such as common stocks, of U.S. large cap companies. Large cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 1000® Index. That capitalization range was $1.4 billion to $540 billion as of May 31, 2012 In addition, at times, the Portfolio may make significant investments in ADRs listed on the New York Stock Exchange ("NYSE") and may invest in initial public offerings ("IPOs"). An IPO is a company's first offering of stock to the public.

		The Advisor uses proprietary multi-factor computer models to select stocks that the models identify as having reasonable prices, good fundamentals and rising earnings expectations. These computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings-related measures.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Frequent Trading Risk: The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio's performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Investment Style Risk: The Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. There is no guarantee that the prices of these securities will not move even lower.

ADR/Foreign Securities Risk: The Portfolio may invest in ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

IPO Risk: The market value of IPO shares could fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. When the Portfolio's asset base is small, a significant portion of the Portfolio's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Portfolio. As the Portfolio's assets grow, the effect of the Portfolio's investment in IPOs on the Portfolio's performance probably will decline, which could reduce the Portfolio's performance.

		Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholder's returns. As a result, the Portfolio may miss the opportunity to realize gains or reduce losses.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and since inception compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and since inception compare to those of selected market indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.glenmede.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-442-8299
Bar Chart [Heading]	rr_BarChartHeading	Large Cap 100 Portfolio
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest quarterly return was 16.50% (for the quarter ended June 30, 2009) and the lowest quarterly return was -21.78% (for the quarter ended December 31, 2008).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Large Cap 100 Portfolio | Large Cap 100 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Account Fee (annual percentage of assets under management)	rr_MaximumAccountFeeOverAssets	1.25%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.88%
1 Year	rr_ExpenseExampleYear01	90
3 Years	rr_ExpenseExampleYear03	281
5 Years	rr_ExpenseExampleYear05	488
10 Years	rr_ExpenseExampleYear10	1,084
2005	rr_AnnualReturn2005	9.28%
2006	rr_AnnualReturn2006	15.28%
2007	rr_AnnualReturn2007	5.51%
2008	rr_AnnualReturn2008	(37.64%)
2009	rr_AnnualReturn2009	27.55%
2010	rr_AnnualReturn2010	17.82%
2011	rr_AnnualReturn2011	2.88%
2012	rr_AnnualReturn2012	17.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.50%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.78%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Past 1 Year	rr_AverageAnnualReturnYear01	17.59%
Past 5 Years	rr_AverageAnnualReturnYear05	2.54%
Since Inception	rr_AverageAnnualReturnSinceInception	5.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2004
Large Cap 100 Portfolio | Return After Taxes on Distributions | Large Cap 100 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	17.36%
Past 5 Years	rr_AverageAnnualReturnYear05	2.38%
Since Inception	rr_AverageAnnualReturnSinceInception	5.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2004
Large Cap 100 Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Large Cap 100 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	11.72%
Past 5 Years	rr_AverageAnnualReturnYear05	2.14%
Since Inception	rr_AverageAnnualReturnSinceInception	5.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2004
Large Cap 100 Portfolio | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	16.42%
Past 5 Years	rr_AverageAnnualReturnYear05	1.92%
Since Inception	rr_AverageAnnualReturnSinceInception	5.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2004
Large Cap 100 Portfolio | Morningstar Large Blend Average
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	14.85%	[3]
Past 5 Years	rr_AverageAnnualReturnYear05	1.46%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.93%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2004	[3]

[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.
[2]	(include administration, custody, accounting services and similar expenses and .20% shareholder servicing fees payable to Glenmede Trust)
[3]	The Morningstar Large Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Large Cap Growth Portfolio
Large Cap Growth Portfolio
Investment Objective:
Maximum long-term total return consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Large Cap Growth Portfolio
Maximum Account Fee (annual percentage of assets under management)	[1]	1.25%
[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Large Cap Growth Portfolio
Management Fees		0.55%
Other Expenses	[1]	0.34%
Total Annual Portfolio Operating Expenses		0.89%
[1]	(include administration, custody, accounting services and similar expenses and .20% shareholder servicing fees payable to Glenmede Trust)

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Large Cap Growth Portfolio	91	284	493	1,096

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 111% of the average value of its portfolio.
Principal Investment Strategies:
Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in approximately 50 to 90 equity securities, such as common stocks, of U.S. large cap companies. Large cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 1000® Index. That capitalization range was $1.4 billion to $540 billion as of May 31, 2012. The Portfolio may invest in IPOs.

The Advisor uses proprietary multi-factor computer models to select stocks that the models identify as having revenue and earnings growth potential with reasonable valuations. These computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings-related measures.
Principal Investment Risks:
All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Frequent Trading Risk: The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio's performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Growth Style Risk: The Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. The values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. There is no guarantee that the prices of these stocks will not move even lower.

IPO Risk: The market value of IPO shares could fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. When the Portfolio's asset base is small, a significant portion of the Portfolio's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Portfolio. As the Portfolio's assets grow, the effect of the Portfolio's investment in IPOs on the Portfolio's performance probably will decline, which could reduce the Portfolio's performance.

Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders' returns. As a result, the Portfolio may miss the opportunity to realize gains or reduce losses.
Performance Information:
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and since inception compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Large Cap Growth Portfolio

During the periods shown in the bar chart, the highest quarterly return was 18.10% (for the quarter ended June 30, 2009) and the lowest quarterly return was -25.44% (for the quarter ended December 31, 2008).
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns		Past 1 Year	Past 5 Years	Since Inception	Inception Date
Large Cap Growth Portfolio		17.38%	3.58%	5.99%	Feb 27, 2004
Large Cap Growth Portfolio Return After Taxes on Distributions		17.30%	3.51%	5.85%	Feb 27, 2004
Large Cap Growth Portfolio Return After Taxes on Distributions and Sale of Fund Shares		11.40%	3.06%	5.22%	Feb 27, 2004
Large Cap Growth Portfolio Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)		15.26%	3.12%	5.08%	Feb 27, 2004
Large Cap Growth Portfolio Morningstar Large Growth Average	[1]	15.24%	2.68%	3.92%	Feb 27, 2004
[1]	The Morningstar Large Growth Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GLENMEDE FUND INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Large Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Large Cap Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum long-term total return consistent with reasonable risk to principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 111% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	111.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in approximately 50 to 90 equity securities, such as common stocks, of U.S. large cap companies. Large cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 1000® Index. That capitalization range was $1.4 billion to $540 billion as of May 31, 2012. The Portfolio may invest in IPOs.

		The Advisor uses proprietary multi-factor computer models to select stocks that the models identify as having revenue and earnings growth potential with reasonable valuations. These computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings-related measures.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Frequent Trading Risk: The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio's performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Growth Style Risk: The Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. The values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. There is no guarantee that the prices of these stocks will not move even lower.

IPO Risk: The market value of IPO shares could fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. When the Portfolio's asset base is small, a significant portion of the Portfolio's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Portfolio. As the Portfolio's assets grow, the effect of the Portfolio's investment in IPOs on the Portfolio's performance probably will decline, which could reduce the Portfolio's performance.

		Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders' returns. As a result, the Portfolio may miss the opportunity to realize gains or reduce losses.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and since inception compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and since inception compare to those of selected market indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.glenmede.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-442-8299
Bar Chart [Heading]	rr_BarChartHeading	Large Cap Growth Portfolio
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest quarterly return was 18.10% (for the quarter ended June 30, 2009) and the lowest quarterly return was -25.44% (for the quarter ended December 31, 2008).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Large Cap Growth Portfolio | Large Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Account Fee (annual percentage of assets under management)	rr_MaximumAccountFeeOverAssets	1.25%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.89%
1 Year	rr_ExpenseExampleYear01	91
3 Years	rr_ExpenseExampleYear03	284
5 Years	rr_ExpenseExampleYear05	493
10 Years	rr_ExpenseExampleYear10	1,096
2005	rr_AnnualReturn2005	9.08%
2006	rr_AnnualReturn2006	11.15%
2007	rr_AnnualReturn2007	5.90%
2008	rr_AnnualReturn2008	(39.58%)
2009	rr_AnnualReturn2009	35.19%
2010	rr_AnnualReturn2010	22.64%
2011	rr_AnnualReturn2011	1.39%
2012	rr_AnnualReturn2012	17.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.10%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.44%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Past 1 Year	rr_AverageAnnualReturnYear01	17.38%
Past 5 Years	rr_AverageAnnualReturnYear05	3.58%
Since Inception	rr_AverageAnnualReturnSinceInception	5.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2004
Large Cap Growth Portfolio | Return After Taxes on Distributions | Large Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	17.30%
Past 5 Years	rr_AverageAnnualReturnYear05	3.51%
Since Inception	rr_AverageAnnualReturnSinceInception	5.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2004
Large Cap Growth Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Large Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	11.40%
Past 5 Years	rr_AverageAnnualReturnYear05	3.06%
Since Inception	rr_AverageAnnualReturnSinceInception	5.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2004
Large Cap Growth Portfolio | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.26%
Past 5 Years	rr_AverageAnnualReturnYear05	3.12%
Since Inception	rr_AverageAnnualReturnSinceInception	5.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2004
Large Cap Growth Portfolio | Morningstar Large Growth Average
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.24%	[3]
Past 5 Years	rr_AverageAnnualReturnYear05	2.68%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.92%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2004	[3]

[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.
[2]	(include administration, custody, accounting services and similar expenses and .20% shareholder servicing fees payable to Glenmede Trust)
[3]	The Morningstar Large Growth Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Large Cap Value Portfolio
Large Cap Value Portfolio
Investment Objective:
Maximum long-term total return consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Large Cap Value Portfolio
Maximum Account Fee (annual percentage of assets under management)	[1]	1.25%
[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Large Cap Value Portfolio
Management Fees		0.55%
Other Expenses	[1]	0.36%
Total Annual Portfolio Operating Expenses		0.91%
[1]	(include administration, custody, accounting services and similar expenses, acquired fund fees and expenses and .20% shareholder servicing fees payable to Glenmede Trust)

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Large Cap Value Portfolio	93	290	504	1,120

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 157% of the average value of its portfolio.
Principal Investment Strategies:
The Portfolio invests, under normal market circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks, including dividend-paying common stocks, and preferred stocks, of primarily U.S. large cap companies that the Advisor believes are undervalued. Large cap companies include companies with market capitalizations, at the time of purchase, with in the market capitalization range of any stock in the Russell 1000® Index. That capitalization range was $1.4 billion to $540 billion as of May 31, 2012. In addition, at times, the Portfolio may make significant investments in ADRs listed on the NYSE.

The Advisor attempts to purchase stocks that it considers to be undervalued based on earnings power and/or asset value. The Advisor uses a quantitative computer model to help identify securities using such variables as price in relation to earnings, cash flow and assets. A stock is sold for a number of reasons, including when the Advisor considers it to be fully valued or likely to experience deterioration in underlying fundamentals.
Principal Investment Risks:
All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Frequent Trading Risk: The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio's performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

ADR/Foreign Securities Risk: The Portfolio may invest in ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.
Performance Information:
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Large Cap Value Portfolio

During the periods shown in the bar chart, the highest quarterly return was 21.83% (for the quarter ended September 30, 2009) and the lowest quarterly return was -21.77% (for the quarter ended September 30, 2011).
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns		Past 1 Year	Past 5 Years	Past 10 Years
Large Cap Value Portfolio		14.46%	1.82%	7.86%
Large Cap Value Portfolio Return After Taxes on Distributions		13.44%	1.49%	7.02%
Large Cap Value Portfolio Return After Taxes on Distributions and Sale of Fund Shares		10.73%	1.52%	6.75%
Large Cap Value Portfolio Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		17.51%	0.59%	7.38%
Large Cap Value Portfolio S&P 500® Index (reflects no deduction for fees, expenses or taxes)	[1]	15.99%	1.66%	7.09%
Large Cap Value Portfolio Morningstar Large Value Average	[2]	14.55%	0.29%	3.72%
[1]	The S&P 500® Index is provided so that investors may compare the performance of the Portfolio with the performance of a well-known index of leading U.S. companies.
[2]	The Morningstar Large Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GLENMEDE FUND INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Large Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Large Cap Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum long-term total return consistent with reasonable risk to principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 157% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	157.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio invests, under normal market circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks, including dividend-paying common stocks, and preferred stocks, of primarily U.S. large cap companies that the Advisor believes are undervalued. Large cap companies include companies with market capitalizations, at the time of purchase, with in the market capitalization range of any stock in the Russell 1000® Index. That capitalization range was $1.4 billion to $540 billion as of May 31, 2012. In addition, at times, the Portfolio may make significant investments in ADRs listed on the NYSE.

		The Advisor attempts to purchase stocks that it considers to be undervalued based on earnings power and/or asset value. The Advisor uses a quantitative computer model to help identify securities using such variables as price in relation to earnings, cash flow and assets. A stock is sold for a number of reasons, including when the Advisor considers it to be fully valued or likely to experience deterioration in underlying fundamentals.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Frequent Trading Risk: The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio's performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

		ADR/Foreign Securities Risk: The Portfolio may invest in ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.glenmede.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-442-8299
Bar Chart [Heading]	rr_BarChartHeading	Large Cap Value Portfolio
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest quarterly return was 21.83% (for the quarter ended September 30, 2009) and the lowest quarterly return was -21.77% (for the quarter ended September 30, 2011).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Large Cap Value Portfolio | Large Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Account Fee (annual percentage of assets under management)	rr_MaximumAccountFeeOverAssets	1.25%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.91%
1 Year	rr_ExpenseExampleYear01	93
3 Years	rr_ExpenseExampleYear03	290
5 Years	rr_ExpenseExampleYear05	504
10 Years	rr_ExpenseExampleYear10	1,120
2003	rr_AnnualReturn2003	26.21%
2004	rr_AnnualReturn2004	17.33%
2005	rr_AnnualReturn2005	10.66%
2006	rr_AnnualReturn2006	14.15%
2007	rr_AnnualReturn2007	4.15%
2008	rr_AnnualReturn2008	(34.66%)
2009	rr_AnnualReturn2009	28.44%
2010	rr_AnnualReturn2010	22.11%
2011	rr_AnnualReturn2011	(6.70%)
2012	rr_AnnualReturn2012	14.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.83%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.77%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Past 1 Year	rr_AverageAnnualReturnYear01	14.46%
Past 5 Years	rr_AverageAnnualReturnYear05	1.82%
Past 10 Years	rr_AverageAnnualReturnYear10	7.86%
Large Cap Value Portfolio | Return After Taxes on Distributions | Large Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	13.44%
Past 5 Years	rr_AverageAnnualReturnYear05	1.49%
Past 10 Years	rr_AverageAnnualReturnYear10	7.02%
Large Cap Value Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Large Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	10.73%
Past 5 Years	rr_AverageAnnualReturnYear05	1.52%
Past 10 Years	rr_AverageAnnualReturnYear10	6.75%
Large Cap Value Portfolio | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	17.51%
Past 5 Years	rr_AverageAnnualReturnYear05	0.59%
Past 10 Years	rr_AverageAnnualReturnYear10	7.38%
Large Cap Value Portfolio | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.99%	[3]
Past 5 Years	rr_AverageAnnualReturnYear05	1.66%	[3]
Past 10 Years	rr_AverageAnnualReturnYear10	7.09%	[3]
Large Cap Value Portfolio | Morningstar Large Value Average
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	14.55%	[4]
Past 5 Years	rr_AverageAnnualReturnYear05	0.29%	[4]
Past 10 Years	rr_AverageAnnualReturnYear10	3.72%	[4]

[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.
[2]	(include administration, custody, accounting services and similar expenses, acquired fund fees and expenses and .20% shareholder servicing fees payable to Glenmede Trust)
[3]	The S&P 500® Index is provided so that investors may compare the performance of the Portfolio with the performance of a well-known index of leading U.S. companies.
[4]	The Morningstar Large Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Long/Short Portfolio
Long/Short Portfolio
Investment Objective:
Absolute return consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Long/Short Portfolio
Maximum Account Fee (annual percentage of assets under management)	[1]	1.25%
[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Long/Short Portfolio
Management Fees		1.20%
Other Expenses	[1]	0.45%
Short Sale Expenses		1.55%
Other Expenses		2.00%
Total Annual Portfolio Operating Expenses		3.20%
Fee Waivers and Expense Reimbursements	[2]	0.40%
Net Expenses		2.80%
[1]	(include administration, custody, accounting services and similar expenses and .20% shareholder servicing fees payable to Glenmede Trust)
[2]	The Advisor has contractually agreed to waive a portion of its Management Fee so that the Management Fee is 0.85% of the Portfolio's average daily net assets and to waive an additional portion of its Management Fee and/or reimburse the Portfolio to the extent that total annual Portfolio operating expenses exceed 1.25% of the Portfolio's average daily net assets (excluding short sale dividends, prime broker interest, brokerage commissions, taxes, interest, and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2014 and may discontinue this arrangement at any time thereafter.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Long/Short Portfolio	283	949	1,639	3,476

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 128% of the average value of its portfolio.
Principal Investment Strategies:
Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in long and short positions with respect to equity securities, such as common stocks, of U.S. public companies. The Portfolio will invest in companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 3000® Index. That capitalization range was $101 million to $540 billion as of May 31, 2012. In addition, at times, the Portfolio may invest in ADRs listed on the NYSE and in IPOs.

The Advisor's selection of securities to buy, sell or borrow is based on a combination of proprietary multifactor computer models and fundamental analysis. The computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings related measures, and other models focus on risk analysis and overall portfolio characteristics. The Advisor takes long positions in securities that the models identify as undervalued and more likely to appreciate, and takes short positions in equity securities that the Advisor identifies as overvalued and more likely to depreciate. The Advisor will determine the size of each long or short position and its impact on the risk to the overall portfolio. The frequency and size of short sales will vary substantially in different periods as market opportunities change. Under normal circumstances, the Portfolio will generally have an operating target of 60-140 long positions that may range from 75% to 100% of net assets and 40-120 short positions that may range from 50% to 95% of net assets from time to time.
Principal Investment Risks:
All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Short Sales Risk: The Portfolio’s short positions involve a form of leveraging of the Portfolio’s assets, and may involve more risk than other funds that do not engage in short selling. The Portfolio’s short positions may result in a loss if the price of the borrowed security increases between the date of the short sale and the date on which the Portfolio purchases the security to replace the borrowed security. This potential loss is unlimited because the loss increases as the price of the security sold short rises, and the price may rise indefinitely. The use of short sales may cause the Portfolio to have higher expenses than those of other equity mutual funds because of higher transaction costs, premiums, interest or dividends payable to the lender. Market or other factors may prevent the Portfolio from initiating or closing out a short position at the most desirable time or at a favorable price.

Until the Portfolio replaces a borrowed security, it is required to pledge assets with the lender as collateral and to segregate an amount of liquid assets with its custodian to cover the Portfolio’s short position marked-to-market daily. Therefore, short sales involve credit exposure to the lender that executes the short sale. In addition, segregated assets cannot be sold while the position it is covering is outstanding, unless it is replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio’s assets could affect its portfolio management as well as the ability of the Portfolio to meet redemption requests or other current obligations.

Frequent Trading Risk: The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

ADR/Foreign Securities Risk: The Portfolio may invest in ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

IPO Risk: The market value of IPO shares could fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. When the Portfolio’s asset base is small, a significant portion of the Portfolio’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Portfolio. As the Portfolio’s assets grow, the effect of the Portfolio’s investment in IPOs on the Portfolio’s performance probably will decline, which could reduce the Portfolio’s performance.
Performance Information:
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and since inception compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Long/Short Portfolio

During the period shown in the bar chart, the highest quarterly return was 6.04% (for the quarter ended March 31, 2012) and the lowest quarterly return was -8.11% (for the quarter ended March 31, 2009).
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns		Past 1 Year	Past 5 Years	Since Inception	Inception Date
Long/Short Portfolio		7.06%	none	(0.30%)	Sep 29, 2006
Long/Short Portfolio Return After Taxes on Distributions		7.06%	(0.03%)	(0.47%)	Sep 29, 2006
Long/Short Portfolio Return After Taxes on Distributions and Sale of Fund Shares		4.59%	none	(0.32%)	Sep 29, 2006
Long/Short Portfolio Russell 3000® Index (reflects no deduction for fees, expenses or taxes)		16.42%	2.04%	3.58%	Sep 29, 2006
Long/Short Portfolio Barclays Capital 3-Month U.S. Treasury Bellwether 3-Month Index (reflects no deduction for fees, expenses or taxes)	[1]	0.12%	0.56%	1.53%	Sep 29, 2006
Long/Short Portfolio Blended Index (reflects no deduction for fees, expenses or taxes)	[2]	4.86%	1.35%	2.02%	Sep 29, 2006
Long/Short Portfolio Morningstar Long/Short Average	[3]	3.57%	(0.29%)	0.10%	Sep 29, 2006
[1]	The performance of the Barclays Capital 3-Month U.S. Treasury Bellwether 3-Month Index is provided so that investors may compare it to the performance of the Portfolio's cash position.
[2]	The Blended Index is comprised of two benchmarks, weighted 70% Barclays Capital U.S. Treasury Bellwether 3-Month Index and 30% Russell 3000® Index. It is provided so that investors may compare the performance of the Portfolio with the performance of a combination of indices that the Advisor considers similar to the Portfolio.
[3]	The Morningstar Long/Short Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GLENMEDE FUND INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Long/Short Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Long/Short Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Absolute return consistent with reasonable risk to principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2014 and may discontinue this arrangement at any time thereafter.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 128% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	128.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in long and short positions with respect to equity securities, such as common stocks, of U.S. public companies. The Portfolio will invest in companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 3000® Index. That capitalization range was $101 million to $540 billion as of May 31, 2012. In addition, at times, the Portfolio may invest in ADRs listed on the NYSE and in IPOs.

		The Advisor's selection of securities to buy, sell or borrow is based on a combination of proprietary multifactor computer models and fundamental analysis. The computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings related measures, and other models focus on risk analysis and overall portfolio characteristics. The Advisor takes long positions in securities that the models identify as undervalued and more likely to appreciate, and takes short positions in equity securities that the Advisor identifies as overvalued and more likely to depreciate. The Advisor will determine the size of each long or short position and its impact on the risk to the overall portfolio. The frequency and size of short sales will vary substantially in different periods as market opportunities change. Under normal circumstances, the Portfolio will generally have an operating target of 60-140 long positions that may range from 75% to 100% of net assets and 40-120 short positions that may range from 50% to 95% of net assets from time to time.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Short Sales Risk: The Portfolio’s short positions involve a form of leveraging of the Portfolio’s assets, and may involve more risk than other funds that do not engage in short selling. The Portfolio’s short positions may result in a loss if the price of the borrowed security increases between the date of the short sale and the date on which the Portfolio purchases the security to replace the borrowed security. This potential loss is unlimited because the loss increases as the price of the security sold short rises, and the price may rise indefinitely. The use of short sales may cause the Portfolio to have higher expenses than those of other equity mutual funds because of higher transaction costs, premiums, interest or dividends payable to the lender. Market or other factors may prevent the Portfolio from initiating or closing out a short position at the most desirable time or at a favorable price.

Until the Portfolio replaces a borrowed security, it is required to pledge assets with the lender as collateral and to segregate an amount of liquid assets with its custodian to cover the Portfolio’s short position marked-to-market daily. Therefore, short sales involve credit exposure to the lender that executes the short sale. In addition, segregated assets cannot be sold while the position it is covering is outstanding, unless it is replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio’s assets could affect its portfolio management as well as the ability of the Portfolio to meet redemption requests or other current obligations.

Frequent Trading Risk: The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

ADR/Foreign Securities Risk: The Portfolio may invest in ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

		IPO Risk: The market value of IPO shares could fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. When the Portfolio’s asset base is small, a significant portion of the Portfolio’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Portfolio. As the Portfolio’s assets grow, the effect of the Portfolio’s investment in IPOs on the Portfolio’s performance probably will decline, which could reduce the Portfolio’s performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and since inception compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and since inception compare to those of selected market indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.glenmede.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-442-8299
Bar Chart [Heading]	rr_BarChartHeading	Long/Short Portfolio
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest quarterly return was 6.04% (for the quarter ended March 31, 2012) and the lowest quarterly return was -8.11% (for the quarter ended March 31, 2009).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Long/Short Portfolio | Long/Short Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Account Fee (annual percentage of assets under management)	rr_MaximumAccountFeeOverAssets	1.25%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.20%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.45%	[2]
Short Sale Expenses	rr_Component2OtherExpensesOverAssets	1.55%
Total Other Expenses	rr_OtherExpensesOverAssets	2.00%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	3.20%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.40%	[3]
Net Expenses	rr_NetExpensesOverAssets	2.80%
1 Year	rr_ExpenseExampleYear01	283
3 Years	rr_ExpenseExampleYear03	949
5 Years	rr_ExpenseExampleYear05	1,639
10 Years	rr_ExpenseExampleYear10	3,476
2007	rr_AnnualReturn2007	(0.83%)
2008	rr_AnnualReturn2008	(12.13%)
2009	rr_AnnualReturn2009	(0.12%)
2010	rr_AnnualReturn2010	3.64%
2011	rr_AnnualReturn2011	2.69%
2012	rr_AnnualReturn2012	7.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.04%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.11%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Past 1 Year	rr_AverageAnnualReturnYear01	7.06%
Past 5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	(0.30%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 29, 2006
Long/Short Portfolio | Return After Taxes on Distributions | Long/Short Portfolio
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	7.06%
Past 5 Years	rr_AverageAnnualReturnYear05	(0.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.47%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 29, 2006
Long/Short Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Long/Short Portfolio
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.59%
Past 5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	(0.32%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 29, 2006
Long/Short Portfolio | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	16.42%
Past 5 Years	rr_AverageAnnualReturnYear05	2.04%
Since Inception	rr_AverageAnnualReturnSinceInception	3.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 29, 2006
Long/Short Portfolio | Barclays Capital 3-Month U.S. Treasury Bellwether 3-Month Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.12%	[4]
Past 5 Years	rr_AverageAnnualReturnYear05	0.56%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.53%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 29, 2006	[4]
Long/Short Portfolio | Blended Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.86%	[5]
Past 5 Years	rr_AverageAnnualReturnYear05	1.35%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	2.02%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 29, 2006	[5]
Long/Short Portfolio | Morningstar Long/Short Average
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	3.57%	[6]
Past 5 Years	rr_AverageAnnualReturnYear05	(0.29%)	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	0.10%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 29, 2006	[6]

[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.
[2]	(include administration, custody, accounting services and similar expenses and .20% shareholder servicing fees payable to Glenmede Trust)
[3]	The Advisor has contractually agreed to waive a portion of its Management Fee so that the Management Fee is 0.85% of the Portfolio's average daily net assets and to waive an additional portion of its Management Fee and/or reimburse the Portfolio to the extent that total annual Portfolio operating expenses exceed 1.25% of the Portfolio's average daily net assets (excluding short sale dividends, prime broker interest, brokerage commissions, taxes, interest, and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2014 and may discontinue this arrangement at any time thereafter.
[4]	The performance of the Barclays Capital 3-Month U.S. Treasury Bellwether 3-Month Index is provided so that investors may compare it to the performance of the Portfolio's cash position.
[5]	The Blended Index is comprised of two benchmarks, weighted 70% Barclays Capital U.S. Treasury Bellwether 3-Month Index and 30% Russell 3000® Index. It is provided so that investors may compare the performance of the Portfolio with the performance of a combination of indices that the Advisor considers similar to the Portfolio.
[6]	The Morningstar Long/Short Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Secured Options Portfolio
Secured Options Portfolio
Investment Objective:
Long-term capital appreciation and option premiums consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Secured Options Portfolio
Maximum Account Fee (annual percentage of assets under management)	[1]	1.25%
[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Secured Options Portfolio
Management Fees		0.55%
Other Expenses	[1]	0.33%
Total Annual Portfolio Operating Expenses		0.88%
[1]	(include administration, custody, accounting services and similar expenses and .20% shareholder servicing fees payable to Glenmede Trust)

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Secured Options Portfolio	90	281	488	1,084

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 1,130% of the average value of its portfolio.
Principal Investment Strategies:
Under normal market circumstances, the Portfolio uses option writing strategies in an effort to obtain option premiums and reduce risk. The Portfolio will implement buy-write (covered call) and/or cash-secured put option strategies on stock index exchange traded funds ("ETFs), stock indices and/or individual stocks held by the Portfolio. Covered call and cash-secured put options are intended to reduce volatility, earn option premiums and provide more stable returns. Selling call options reduces the risk of owning stocks by the receipt of the option premiums and selling put options reduces the purchase price of the underlying stock, but both strategies limit the opportunity to profit from an increase in the market value of the underlying security in exchange for up-front cash at the time of selling the call or put option. Under normal market circumstances, at least 80% of the value of the Portfolio's total assets (including borrowings for investment purposes) will be subject to secured option strategies, which are written covered call and/or secured put options on stock index ETFs, stock indices and/or individual stocks held by the Portfolio. The Portfolio is called "Secured Options" because the call and put options it writes will be covered by owning the security, index or ETFs underlying the option, holding an offsetting option, segregating cash or other liquid assets at not less than the full value of the option or the exercise price, and/or using other permitted coverage methods. At any given time, the Portfolio's assets may be subject to only calls or only puts, or a combination of both strategies. To the extent that the Portfolio's assets are only subject to puts, the assets will consist of cash or cash equivalents in order to secure the puts. In that event, there may be few if any stocks or other securities held by the Portfolio. To the extent that the Portfolio's assets are only subject to covered calls on a stock index, the Portfolio may hold stock index ETFs instead of individual stocks that replicate the movement of the index, in addition to the other permitted coverage methods.

To the extent that the Portfolio's assets are not only subject to cash-secured puts or calls on a stock index covered by stock index ETFs, the Portfolio intends to invest in a diversified portfolio of equity securities with generally similar risk and return characteristics as the Standard & Poor's 500® Index ("S&P 500® Index"). The Portfolio may invest in companies with small, medium or large market capitalizations in advancement of its investment objective. In addition, the Portfolio may invest in sponsored ADRs listed on a U.S. stock exchange. The Portfolio may also buy call and put options on stock index ETFs, stock indices or individual equity securities.

The Advisor's selection of securities to buy or sell is based on a combination of proprietary multifactor computer models and fundamental analysis. The computer models rank securities based on certain criteria, such as valuation ratios, and other models focus on risk analysis and overall portfolio characteristics. The Advisor buys securities that the models identify as undervalued and more likely to appreciate, and sells securities that the Advisor identifies as overvalued and more likely to depreciate.
Principal Investment Risks:
All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of securities held by the Portfolio will underperform other types of securities.

Options Risk: Writing and purchasing call and put options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the future price fluctuations and the degree of correlation between the options and the securities markets. The value of the Portfolio's positions in options fluctuates in response to changes in the value of the underlying security, index, or stock index ETF, as applicable. The Portfolio also risks losing all or part of the cash paid for purchasing call and put options. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio's assets could affect its portfolio management as well as the ability of the Portfolio to meet redemption requests or other current obligations. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Portfolio's option strategies, and for these and other reasons the Portfolio's option strategies may not reduce the Portfolio's volatility to the extent desired. The Portfolio may reduce its holdings of put options resulting in an increased exposure to a market decline.

Frequent Trading Risk: The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio's performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

ADR/Foreign Securities Risk: The Portfolio may invest in sponsored ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company and listed on a U.S. stock exchange. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

Exchange Traded Funds: The Portfolio intends to invest in ETFs that seek to track the performance of stock indices. Shares of ETFs have many of the same risks as direct investments in the underlying securities they are designed to track, although the lack of liquidity may make ETFs more volatile. ETFs have investment management fees and other expenses which will be indirectly paid by the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.
Performance Information:
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year and since inception compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Secured Options Portfolio

During the period shown in the bar chart, the highest quarterly return was 13.43% (for the quarter ended December 31, 2011) and the lowest quarterly return was -9.43% (for the quarter ended September 30, 2011).
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns		Past 1 Year	Since Inception	Inception Date
Secured Options Portfolio		9.48%	15.38%	Jun 30, 2010
Secured Options Portfolio Return After Taxes on Distributions		6.83%	13.59%	Jun 30, 2010
Secured Options Portfolio Return After Taxes on Distributions and Sale of Fund Shares		7.67%	12.63%	Jun 30, 2010
Secured Options Portfolio CBOE S&P 500 Buy-Write Index (reflects no deduction for fees, expenses or taxes)		5.20%	10.97%	Jun 30, 2010
Secured Options Portfolio S&P 500® Index (reflects no deduction for fees, expenses or taxes)	[1]	15.99%	16.30%	Jun 30, 2010
[1]	The S&P 500® Index is provided so that investors may compare the performance of the Portfolio with the performance of a well-known index of leading U.S. companies.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GLENMEDE FUND INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Secured Options Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Secured Options Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation and option premiums consistent with reasonable risk to principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 1,130% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1130.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market circumstances, the Portfolio uses option writing strategies in an effort to obtain option premiums and reduce risk. The Portfolio will implement buy-write (covered call) and/or cash-secured put option strategies on stock index exchange traded funds ("ETFs), stock indices and/or individual stocks held by the Portfolio. Covered call and cash-secured put options are intended to reduce volatility, earn option premiums and provide more stable returns. Selling call options reduces the risk of owning stocks by the receipt of the option premiums and selling put options reduces the purchase price of the underlying stock, but both strategies limit the opportunity to profit from an increase in the market value of the underlying security in exchange for up-front cash at the time of selling the call or put option. Under normal market circumstances, at least 80% of the value of the Portfolio's total assets (including borrowings for investment purposes) will be subject to secured option strategies, which are written covered call and/or secured put options on stock index ETFs, stock indices and/or individual stocks held by the Portfolio. The Portfolio is called "Secured Options" because the call and put options it writes will be covered by owning the security, index or ETFs underlying the option, holding an offsetting option, segregating cash or other liquid assets at not less than the full value of the option or the exercise price, and/or using other permitted coverage methods. At any given time, the Portfolio's assets may be subject to only calls or only puts, or a combination of both strategies. To the extent that the Portfolio's assets are only subject to puts, the assets will consist of cash or cash equivalents in order to secure the puts. In that event, there may be few if any stocks or other securities held by the Portfolio. To the extent that the Portfolio's assets are only subject to covered calls on a stock index, the Portfolio may hold stock index ETFs instead of individual stocks that replicate the movement of the index, in addition to the other permitted coverage methods.

To the extent that the Portfolio's assets are not only subject to cash-secured puts or calls on a stock index covered by stock index ETFs, the Portfolio intends to invest in a diversified portfolio of equity securities with generally similar risk and return characteristics as the Standard & Poor's 500® Index ("S&P 500® Index"). The Portfolio may invest in companies with small, medium or large market capitalizations in advancement of its investment objective. In addition, the Portfolio may invest in sponsored ADRs listed on a U.S. stock exchange. The Portfolio may also buy call and put options on stock index ETFs, stock indices or individual equity securities.

		The Advisor's selection of securities to buy or sell is based on a combination of proprietary multifactor computer models and fundamental analysis. The computer models rank securities based on certain criteria, such as valuation ratios, and other models focus on risk analysis and overall portfolio characteristics. The Advisor buys securities that the models identify as undervalued and more likely to appreciate, and sells securities that the Advisor identifies as overvalued and more likely to depreciate.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of securities held by the Portfolio will underperform other types of securities.

Options Risk: Writing and purchasing call and put options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the future price fluctuations and the degree of correlation between the options and the securities markets. The value of the Portfolio's positions in options fluctuates in response to changes in the value of the underlying security, index, or stock index ETF, as applicable. The Portfolio also risks losing all or part of the cash paid for purchasing call and put options. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio's assets could affect its portfolio management as well as the ability of the Portfolio to meet redemption requests or other current obligations. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Portfolio's option strategies, and for these and other reasons the Portfolio's option strategies may not reduce the Portfolio's volatility to the extent desired. The Portfolio may reduce its holdings of put options resulting in an increased exposure to a market decline.

Frequent Trading Risk: The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio's performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

ADR/Foreign Securities Risk: The Portfolio may invest in sponsored ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company and listed on a U.S. stock exchange. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

Exchange Traded Funds: The Portfolio intends to invest in ETFs that seek to track the performance of stock indices. Shares of ETFs have many of the same risks as direct investments in the underlying securities they are designed to track, although the lack of liquidity may make ETFs more volatile. ETFs have investment management fees and other expenses which will be indirectly paid by the Portfolio.

		The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year and since inception compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year and since inception compare to those of selected market indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.glenmede.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-442-8299
Bar Chart [Heading]	rr_BarChartHeading	Secured Options Portfolio
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest quarterly return was 13.43% (for the quarter ended December 31, 2011) and the lowest quarterly return was -9.43% (for the quarter ended September 30, 2011).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Secured Options Portfolio | Secured Options Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Account Fee (annual percentage of assets under management)	rr_MaximumAccountFeeOverAssets	1.25%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.88%
1 Year	rr_ExpenseExampleYear01	90
3 Years	rr_ExpenseExampleYear03	281
5 Years	rr_ExpenseExampleYear05	488
10 Years	rr_ExpenseExampleYear10	1,084
2011	rr_AnnualReturn2011	7.64%
2012	rr_AnnualReturn2012	9.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.43%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.43%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Past 1 Year	rr_AverageAnnualReturnYear01	9.48%
Since Inception	rr_AverageAnnualReturnSinceInception	15.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
Secured Options Portfolio | Return After Taxes on Distributions | Secured Options Portfolio
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	6.83%
Since Inception	rr_AverageAnnualReturnSinceInception	13.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
Secured Options Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Secured Options Portfolio
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	7.67%
Since Inception	rr_AverageAnnualReturnSinceInception	12.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
Secured Options Portfolio | CBOE S&P 500 Buy-Write Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	5.20%
Since Inception	rr_AverageAnnualReturnSinceInception	10.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
Secured Options Portfolio | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.99%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	16.30%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010	[3]

[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.
[2]	(include administration, custody, accounting services and similar expenses and .20% shareholder servicing fees payable to Glenmede Trust)
[3]	The S&P 500® Index is provided so that investors may compare the performance of the Portfolio with the performance of a well-known index of leading U.S. companies.

Advisor | Small Cap Equity Portfolio
Small Cap Equity Portfolio (Advisor Shares)
Investment Objective:
Long-term capital appreciation consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Advisor Small Cap Equity Portfolio Advisor Shares
Maximum Account Fee (annual percentage of assets under management)	[1]	1.25%
[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Advisor Small Cap Equity Portfolio Advisor Shares
Management Fees		0.55%
Other Expenses	[1]	0.38%
Total Annual Portfolio Operating Expenses		0.93%
[1]	(include administration, custody, accounting services and similar expenses and .25% shareholder servicing fees payable to Glenmede Trust)

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Advisor Small Cap Equity Portfolio Advisor Shares	95	296	515	1,143

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 49% of the average value of its portfolio.
Principal Investment Strategies:
Under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks and preferred stocks, of U.S. small cap companies that the Advisor believes are undervalued. Small cap companies include companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 2000® Index at its last rebalancing. That capitalization range was $101 million to $2.6 billion as of May 31, 2012.

The Advisor uses a combination of quantitative and fundamental research to select securities. The Advisor uses a quantitative proprietary multi-factor computer model which identifies a list of attractive securities having revenue and earnings growth potential with reasonable valuations, then applies fundamental research to select which securities to buy and sell for this Portfolio.
Principal Investment Risks:
All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

Small Cap Risk: The Portfolio is subject to the risk that the stocks of smaller and newer issuers can be more volatile and more speculative than the stocks of larger issuers. Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.
Performance Information:
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one, five and ten years of the Portfolio’s Advisor Shares compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Small Cap Equity Portfolio (Advisor Shares)

During the periods shown in the bar chart, the highest quarterly return was 24.89% (for the quarter ended June 30, 2009) and the lowest quarterly return was -24.75% (for the quarter ended December 31, 2008).
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Advisor Small Cap Equity Portfolio		Past 1 Year	Past 5 Years	Past 10 Years
Advisor Shares		16.72%	4.18%	9.74%
Advisor Shares Return After Taxes on Distributions		16.38%	4.08%	8.66%
Advisor Shares Return After Taxes on Distributions and Sale of Fund Shares		11.31%	3.58%	8.38%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)		16.35%	3.56%	9.72%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	[1]	15.99%	1.66%	7.09%
Morningstar Small Blend Average	[2]	15.30%	2.21%	6.32%
[1]	The S&P 500® Index is provided so that investors may compare the performance of the Portfolio with the performance of a well-known index of leading U.S. companies.
[2]	The Morningstar Small Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GLENMEDE FUND INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Advisor | Small Cap Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Small Cap Equity Portfolio (Advisor Shares)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation consistent with reasonable risk to principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 49% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks and preferred stocks, of U.S. small cap companies that the Advisor believes are undervalued. Small cap companies include companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 2000® Index at its last rebalancing. That capitalization range was $101 million to $2.6 billion as of May 31, 2012.

		The Advisor uses a combination of quantitative and fundamental research to select securities. The Advisor uses a quantitative proprietary multi-factor computer model which identifies a list of attractive securities having revenue and earnings growth potential with reasonable valuations, then applies fundamental research to select which securities to buy and sell for this Portfolio.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

		Small Cap Risk: The Portfolio is subject to the risk that the stocks of smaller and newer issuers can be more volatile and more speculative than the stocks of larger issuers. Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one, five and ten years of the Portfolio’s Advisor Shares compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one, five and ten years of the Portfolio’s Advisor Shares compare to those of selected market indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.glenmede.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-442-8299
Bar Chart [Heading]	rr_BarChartHeading	Small Cap Equity Portfolio (Advisor Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest quarterly return was 24.89% (for the quarter ended June 30, 2009) and the lowest quarterly return was -24.75% (for the quarter ended December 31, 2008).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Advisor | Small Cap Equity Portfolio | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Account Fee (annual percentage of assets under management)	rr_MaximumAccountFeeOverAssets	1.25%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.93%
1 Year	rr_ExpenseExampleYear01	95
3 Years	rr_ExpenseExampleYear03	296
5 Years	rr_ExpenseExampleYear05	515
10 Years	rr_ExpenseExampleYear10	1,143
2003	rr_AnnualReturn2003	34.54%
2004	rr_AnnualReturn2004	21.33%
2005	rr_AnnualReturn2005	4.50%
2006	rr_AnnualReturn2006	15.70%
2007	rr_AnnualReturn2007	4.59%
2008	rr_AnnualReturn2008	(36.72%)
2009	rr_AnnualReturn2009	30.50%
2010	rr_AnnualReturn2010	27.20%
2011	rr_AnnualReturn2011	0.10%
2012	rr_AnnualReturn2012	16.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.89%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.75%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Past 1 Year	rr_AverageAnnualReturnYear01	16.72%
Past 5 Years	rr_AverageAnnualReturnYear05	4.18%
Past 10 Years	rr_AverageAnnualReturnYear10	9.74%
Advisor | Small Cap Equity Portfolio | Return After Taxes on Distributions | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	16.38%
Past 5 Years	rr_AverageAnnualReturnYear05	4.08%
Past 10 Years	rr_AverageAnnualReturnYear10	8.66%
Advisor | Small Cap Equity Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	11.31%
Past 5 Years	rr_AverageAnnualReturnYear05	3.58%
Past 10 Years	rr_AverageAnnualReturnYear10	8.38%
Advisor | Small Cap Equity Portfolio | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	16.35%
Past 5 Years	rr_AverageAnnualReturnYear05	3.56%
Past 10 Years	rr_AverageAnnualReturnYear10	9.72%
Advisor | Small Cap Equity Portfolio | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.99%	[3]
Past 5 Years	rr_AverageAnnualReturnYear05	1.66%	[3]
Past 10 Years	rr_AverageAnnualReturnYear10	7.09%	[3]
Advisor | Small Cap Equity Portfolio | Morningstar Small Blend Average
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.30%	[4]
Past 5 Years	rr_AverageAnnualReturnYear05	2.21%	[4]
Past 10 Years	rr_AverageAnnualReturnYear10	6.32%	[4]

[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.
[2]	(include administration, custody, accounting services and similar expenses and .25% shareholder servicing fees payable to Glenmede Trust)
[3]	The S&P 500® Index is provided so that investors may compare the performance of the Portfolio with the performance of a well-known index of leading U.S. companies.
[4]	The Morningstar Small Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Strategic Equity Portfolio
Strategic Equity Portfolio
Investment Objective:
Maximum long-term total return consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Strategic Equity Portfolio
Maximum Account Fee (annual percentage of assets under management)	[1]	1.25%
[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Strategic Equity Portfolio
Management Fees		0.55%
Other Expenses	[1]	0.32%
Total Annual Portfolio Operating Expenses		0.87%
[1]	(include administration, custody, accounting services and similar expenses and .20% shareholder servicing fees payable to Glenmede Trust)

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Strategic Equity Portfolio	89	278	482	1,073

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 37% of the average value of its portfolio.
Principal Investment Strategies:
Under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowing for investment purposes) in equity securities, such as common stocks, preferred stocks and securities convertible into common and preferred stocks, of U.S. companies. The Portfolio may also invest in foreign securities either directly or through ADRs listed on the NYSE.

The Advisor's selection of securities to buy and sell is based on a combination of proprietary multi-factor computer models and fundamental analysis to select securities that appear to the Advisor to be reasonably priced and have revenue and earnings growth potential that the Advisor believes is greater than the stock market in general. The computer models rank securities based on certain criteria including valuation ratios, profitability and earnings growth potential. Then the Advisor applies fundamental analysis to assess a company's business model and revenue, earnings and cash flow growth rates.

The Advisor attempts to minimize the impact of Federal and state income taxes on shareholders' returns by, for example, investing in stocks with low dividend yields and in companies with above average earnings predictability and stability, holding stocks for several years and selling depreciated securities to offset realized capital gains.
Principal Investment Risks:
All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

ADR/Foreign Securities Risk: The Portfolio may invest in ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. Investments in ADRs involve risks similar to those accompanying investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders' returns. As a result, this Portfolio may miss the opportunity to realize gains or reduce losses.

Investment Style Risk: The Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. There is no guarantee that the prices of these stocks will not move even lower.
Performance Information:
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Strategic Equity Portfolio

During the periods shown in the bar chart, the highest quarterly return was 16.28% (for the quarter ended June 30, 2009) and the lowest quarterly return was -23.32% (for the quarter ended December 31, 2008).
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns		Past 1 Year	Past 5 Years	Past 10 Years
Strategic Equity Portfolio		13.71%	0.71%	6.06%
Strategic Equity Portfolio Return After Taxes on Distributions		13.37%	0.56%	5.68%
Strategic Equity Portfolio Return After Taxes on Distributions and Sale of Fund Shares		9.36%	0.59%	5.26%
Strategic Equity Portfolio S&P 500® Index (reflects no deduction for fees, expenses or taxes)		15.99%	1.66%	7.09%
Strategic Equity Portfolio Morningstar Large Growth Average	[1]	15.24%	2.68%	2.69%
[1]	The Morningstar Large Growth Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GLENMEDE FUND INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Strategic Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Strategic Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum long-term total return consistent with reasonable risk to principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 37% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowing for investment purposes) in equity securities, such as common stocks, preferred stocks and securities convertible into common and preferred stocks, of U.S. companies. The Portfolio may also invest in foreign securities either directly or through ADRs listed on the NYSE.

The Advisor's selection of securities to buy and sell is based on a combination of proprietary multi-factor computer models and fundamental analysis to select securities that appear to the Advisor to be reasonably priced and have revenue and earnings growth potential that the Advisor believes is greater than the stock market in general. The computer models rank securities based on certain criteria including valuation ratios, profitability and earnings growth potential. Then the Advisor applies fundamental analysis to assess a company's business model and revenue, earnings and cash flow growth rates.

		The Advisor attempts to minimize the impact of Federal and state income taxes on shareholders' returns by, for example, investing in stocks with low dividend yields and in companies with above average earnings predictability and stability, holding stocks for several years and selling depreciated securities to offset realized capital gains.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

ADR/Foreign Securities Risk: The Portfolio may invest in ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. Investments in ADRs involve risks similar to those accompanying investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders' returns. As a result, this Portfolio may miss the opportunity to realize gains or reduce losses.

		Investment Style Risk: The Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. There is no guarantee that the prices of these stocks will not move even lower.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.glenmede.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-442-8299
Bar Chart [Heading]	rr_BarChartHeading	Strategic Equity Portfolio
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest quarterly return was 16.28% (for the quarter ended June 30, 2009) and the lowest quarterly return was -23.32% (for the quarter ended December 31, 2008).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Strategic Equity Portfolio | Strategic Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Account Fee (annual percentage of assets under management)	rr_MaximumAccountFeeOverAssets	1.25%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.87%
1 Year	rr_ExpenseExampleYear01	89
3 Years	rr_ExpenseExampleYear03	278
5 Years	rr_ExpenseExampleYear05	482
10 Years	rr_ExpenseExampleYear10	1,073
2003	rr_AnnualReturn2003	19.11%
2004	rr_AnnualReturn2004	11.29%
2005	rr_AnnualReturn2005	4.56%
2006	rr_AnnualReturn2006	13.21%
2007	rr_AnnualReturn2007	10.76%
2008	rr_AnnualReturn2008	(36.08%)
2009	rr_AnnualReturn2009	27.20%
2010	rr_AnnualReturn2010	13.54%
2011	rr_AnnualReturn2011	(1.32%)
2012	rr_AnnualReturn2012	13.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.28%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.32%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Past 1 Year	rr_AverageAnnualReturnYear01	13.71%
Past 5 Years	rr_AverageAnnualReturnYear05	0.71%
Past 10 Years	rr_AverageAnnualReturnYear10	6.06%
Strategic Equity Portfolio | Return After Taxes on Distributions | Strategic Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	13.37%
Past 5 Years	rr_AverageAnnualReturnYear05	0.56%
Past 10 Years	rr_AverageAnnualReturnYear10	5.68%
Strategic Equity Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Strategic Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	9.36%
Past 5 Years	rr_AverageAnnualReturnYear05	0.59%
Past 10 Years	rr_AverageAnnualReturnYear10	5.26%
Strategic Equity Portfolio | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.99%
Past 5 Years	rr_AverageAnnualReturnYear05	1.66%
Past 10 Years	rr_AverageAnnualReturnYear10	7.09%
Strategic Equity Portfolio | Morningstar Large Growth Average
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.24%	[3]
Past 5 Years	rr_AverageAnnualReturnYear05	2.68%	[3]
Past 10 Years	rr_AverageAnnualReturnYear10	2.69%	[3]

[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.
[2]	(include administration, custody, accounting services and similar expenses and .20% shareholder servicing fees payable to Glenmede Trust)
[3]	The Morningstar Large Growth Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Total Market Portfolio
Total Market Portfolio
Investment Objective:
Long-term capital appreciation consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Total Market Portfolio
Maximum Account Fee (annual percentage of assets under management)	[1]	1.25%
[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Total Market Portfolio
Management Fees		1.20%
Other Expenses	[1]	0.44%
Short Sale Expenses		0.84%
Other Expenses		1.28%
Total Annual Portfolio Operating Expenses		2.48%
Fee Waivers and Expense Reimbursements	[2]	0.39%
Net Expenses		2.09%
[1]	(include administration, custody, accounting services and similar expenses and .20% shareholder servicing fees payable to Glenmede Trust)
[2]	The Advisor has contractually agreed to waive a portion of its Management Fee so that the Management Fee is 0.85% of the Portfolio's average daily net assets and to waive an additional portion of its Management Fee and/or reimburse the Portfolio to the extent that total annual Portfolio operating expenses exceed 1.25% of the Portfolio's average daily net assets (excluding short sale dividends, prime broker interest, brokerage commissions, taxes, interest, and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2014 and may discontinue this arrangement anytime thereafter.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Total Market Portfolio	212	735	1,286	2,787

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 135% of the average value of its portfolio.
Principal Investment Strategies:
Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in long and short positions with respect to equity securities, such as common stocks, of U.S. public companies. The Portfolio will invest in companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 3000® Index. That capitalization range was $101 million to $540 billion as of May 31, 2012. In addition, at times, the Portfolio may invest in ADRs listed on the NYSE and IPOs.

The Advisor's selection of securities to buy, sell or borrow is based on a combination of proprietary multifactor computer models and fundamental analysis. The computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings related measures, and other models focus on risk analysis and overall portfolio characteristics. The Advisor takes long positions in equity securities that the models identify as undervalued and more likely to appreciate, and takes short positions in equity securities that the Advisor identifies as overvalued and more likely to depreciate. The Advisor will determine the size of each long or short position and its impact on the risk to the overall portfolio. The frequency and size of short sales will vary substantially in different periods as market opportunities change. Under normal circumstances, the Portfolio will generally have an operating target of 60-140 long positions that may range from 100% to 150% of net assets, and 40-100 short positions that may range from 0% to 50% of net assets, from time to time.
Principal Investment Risks:
All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Short Sales Risk: The Portfolio's short positions involve a form of leveraging of the Portfolio's assets, and may involve more risk than other funds that do not engage in short selling. The Portfolio's short positions may result in a loss if the price of the borrowed security increases between the date of the short sale and the date on which the Portfolio purchases the security to replace the borrowed security. This potential loss is unlimited because the loss increases as the price of the security sold short rises, and the price may rise indefinitely. The use of short sales may cause the Portfolio to have higher expenses than those of other equity mutual funds because of higher transaction costs, premiums, interest or dividends payable to the lender. Market or other factors may prevent the Portfolio from initiating or closing out a short position at the most desirable time or at a favorable price. In addition, the investment of cash proceeds from a short position in equity securities or other investments may increase further the volatility of the Portfolio's net asset value and investment performance, and may result in greater potential investment losses.

Until the Portfolio replaces a borrowed security, it is required to pledge assets with the lender as collateral and to segregate an amount of liquid assets with its custodian to cover the Portfolio's short position marked-to-market daily. Therefore, short sales involve credit exposure to the lender that executes the short sale. In addition, segregated assets cannot be sold while the position it is covering is outstanding, unless it is replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio's assets could affect its portfolio management as well as the ability of the Portfolio to meet redemption requests or other current obligations.

Frequent Trading Risk: The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio's performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

ADR/Foreign Securities Risk: The Portfolio may invest in ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

IPO Risk: The market value of IPO shares could fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. When the Portfolio's asset base is small, a significant portion of the Portfolio's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Portfolio. As the Portfolio's assets grow, the effect of the Portfolio's investment in IPOs on the Portfolio's performance probably will decline, which could reduce the Portfolio's performance.
Performance Information:
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and since inception compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Total Market Portfolio

During the period shown in the bar chart, the highest quarterly return was 15.76% (for the quarter ended June 30, 2009) and the lowest quarterly return was -20.51% (for the quarter ended December 31, 2008).
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns		Past 1 Year	Past 5 Years	Since Inception	Inception Date
Total Market Portfolio		11.93%	0.94%	0.27%	Dec 21, 2006
Total Market Portfolio Return After Taxes on Distributions		11.81%	0.90%	0.21%	Dec 21, 2006
Total Market Portfolio Return After Taxes on Distributions and Sale of Fund Shares		7.90%	0.80%	0.22%	Dec 21, 2006
Total Market Portfolio Russell 3000® Index (reflects no deduction for fees, expenses or taxes)		16.42%	2.04%	2.56%	Dec 21, 2006
Total Market Portfolio Morningstar Large Blend Average	[1]	14.85%	1.46%	1.46%	Dec 21, 2006
[1]	The Morningstar Large Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GLENMEDE FUND INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Total Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Total Market Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation consistent with reasonable risk to principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2014 and may discontinue this arrangement anytime thereafter.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 135% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	135.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in long and short positions with respect to equity securities, such as common stocks, of U.S. public companies. The Portfolio will invest in companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 3000® Index. That capitalization range was $101 million to $540 billion as of May 31, 2012. In addition, at times, the Portfolio may invest in ADRs listed on the NYSE and IPOs.

		The Advisor's selection of securities to buy, sell or borrow is based on a combination of proprietary multifactor computer models and fundamental analysis. The computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings related measures, and other models focus on risk analysis and overall portfolio characteristics. The Advisor takes long positions in equity securities that the models identify as undervalued and more likely to appreciate, and takes short positions in equity securities that the Advisor identifies as overvalued and more likely to depreciate. The Advisor will determine the size of each long or short position and its impact on the risk to the overall portfolio. The frequency and size of short sales will vary substantially in different periods as market opportunities change. Under normal circumstances, the Portfolio will generally have an operating target of 60-140 long positions that may range from 100% to 150% of net assets, and 40-100 short positions that may range from 0% to 50% of net assets, from time to time.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Short Sales Risk: The Portfolio's short positions involve a form of leveraging of the Portfolio's assets, and may involve more risk than other funds that do not engage in short selling. The Portfolio's short positions may result in a loss if the price of the borrowed security increases between the date of the short sale and the date on which the Portfolio purchases the security to replace the borrowed security. This potential loss is unlimited because the loss increases as the price of the security sold short rises, and the price may rise indefinitely. The use of short sales may cause the Portfolio to have higher expenses than those of other equity mutual funds because of higher transaction costs, premiums, interest or dividends payable to the lender. Market or other factors may prevent the Portfolio from initiating or closing out a short position at the most desirable time or at a favorable price. In addition, the investment of cash proceeds from a short position in equity securities or other investments may increase further the volatility of the Portfolio's net asset value and investment performance, and may result in greater potential investment losses.

Until the Portfolio replaces a borrowed security, it is required to pledge assets with the lender as collateral and to segregate an amount of liquid assets with its custodian to cover the Portfolio's short position marked-to-market daily. Therefore, short sales involve credit exposure to the lender that executes the short sale. In addition, segregated assets cannot be sold while the position it is covering is outstanding, unless it is replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio's assets could affect its portfolio management as well as the ability of the Portfolio to meet redemption requests or other current obligations.

Frequent Trading Risk: The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio's performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

ADR/Foreign Securities Risk: The Portfolio may invest in ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

		IPO Risk: The market value of IPO shares could fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. When the Portfolio's asset base is small, a significant portion of the Portfolio's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Portfolio. As the Portfolio's assets grow, the effect of the Portfolio's investment in IPOs on the Portfolio's performance probably will decline, which could reduce the Portfolio's performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and since inception compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and since inception compare to those of selected market indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.glenmede.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-442-8299
Bar Chart [Heading]	rr_BarChartHeading	Total Market Portfolio
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest quarterly return was 15.76% (for the quarter ended June 30, 2009) and the lowest quarterly return was -20.51% (for the quarter ended December 31, 2008).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Total Market Portfolio | Total Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Account Fee (annual percentage of assets under management)	rr_MaximumAccountFeeOverAssets	1.25%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.20%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.44%	[2]
Short Sale Expenses	rr_Component2OtherExpensesOverAssets	0.84%
Total Other Expenses	rr_OtherExpensesOverAssets	1.28%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.48%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.39%	[3]
Net Expenses	rr_NetExpensesOverAssets	2.09%
1 Year	rr_ExpenseExampleYear01	212
3 Years	rr_ExpenseExampleYear03	735
5 Years	rr_ExpenseExampleYear05	1,286
10 Years	rr_ExpenseExampleYear10	2,787
2007	rr_AnnualReturn2007	(2.82%)
2008	rr_AnnualReturn2008	(34.70%)
2009	rr_AnnualReturn2009	20.06%
2010	rr_AnnualReturn2010	18.49%
2011	rr_AnnualReturn2011	0.80%
2012	rr_AnnualReturn2012	11.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.76%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.51%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Past 1 Year	rr_AverageAnnualReturnYear01	11.93%
Past 5 Years	rr_AverageAnnualReturnYear05	0.94%
Since Inception	rr_AverageAnnualReturnSinceInception	0.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2006
Total Market Portfolio | Return After Taxes on Distributions | Total Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	11.81%
Past 5 Years	rr_AverageAnnualReturnYear05	0.90%
Since Inception	rr_AverageAnnualReturnSinceInception	0.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2006
Total Market Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Total Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	7.90%
Past 5 Years	rr_AverageAnnualReturnYear05	0.80%
Since Inception	rr_AverageAnnualReturnSinceInception	0.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2006
Total Market Portfolio | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	16.42%
Past 5 Years	rr_AverageAnnualReturnYear05	2.04%
Since Inception	rr_AverageAnnualReturnSinceInception	2.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2006
Total Market Portfolio | Morningstar Large Blend Average
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	14.85%	[4]
Past 5 Years	rr_AverageAnnualReturnYear05	1.46%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.46%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2006	[4]

[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.
[2]	(include administration, custody, accounting services and similar expenses and .20% shareholder servicing fees payable to Glenmede Trust)
[3]	The Advisor has contractually agreed to waive a portion of its Management Fee so that the Management Fee is 0.85% of the Portfolio's average daily net assets and to waive an additional portion of its Management Fee and/or reimburse the Portfolio to the extent that total annual Portfolio operating expenses exceed 1.25% of the Portfolio's average daily net assets (excluding short sale dividends, prime broker interest, brokerage commissions, taxes, interest, and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2014 and may discontinue this arrangement anytime thereafter.
[4]	The Morningstar Large Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

U.S. Emerging Growth Portfolio
U.S. Emerging Growth Portfolio
Investment Objective:
Long-term capital appreciation consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		U.S. Emerging Growth Portfolio
Maximum Account Fee (annual percentage of assets under management)	[1]	1.25%
[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		U.S. Emerging Growth Portfolio
Management Fees		0.55%
Other Expenses	[1]	0.45%
Total Annual Portfolio Operating Expenses		1.00%
[1]	(include administration, custody, accounting services and similar expenses and .25% shareholder servicing fees payable to Glenmede Trust)

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
U.S. Emerging Growth Portfolio	102	318	552	1,225

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 120% of the average value of its portfolio.
Principal Investment Strategies:
Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks of U.S. emerging growth companies. Emerging growth companies include companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 2000® Index or the S&P SmallCap 600 Index. The capitalization range of the Russell 2000® Index was $101 million to $2.608 billion as of May 31, 2012 and the capitalization range of the S&P SmallCap 600 Index was $61 million to $4.008 billion as of December 31, 2012. In addition, at times the Portfolio may make significant investments in ADRs listed on the NYSE and IPOs.

The Advisor uses proprietary multi-factor computer models to select stocks that the models identify as having strong revenue and earnings potential, and accompanying capital growth potential. These computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings-related measures.
Principal Investment Risks:
All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Frequent Trading Risk: The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio's performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Small Cap Risk: The Portfolio is subject to the risk that the stocks of smaller and newer issuers can be more volatile and more speculative than the stocks of larger issuers. Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.

Growth Style Risk: The values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. There is no guarantee that the prices of these stocks will not move even lower.

ADR/Foreign Securities Risk: The Portfolio may invest in ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

IPO Risk: The market value of IPO shares could fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. When the Portfolio's asset base is small, a significant portion of the Portfolio's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Portfolio. As the Portfolio's assets grow, the effect of the Portfolio's investment in IPOs on the Portfolio's performance probably will decline, which could reduce the Portfolio's performance.

Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders' returns. As a result, the Portfolio may miss the opportunity to realize gains or reduce losses.
Performance Information:
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
U.S. Emerging Growth Portfolio

During the periods shown in the bar chart, the highest quarterly return was 23.54% (for the quarter ended June 30, 2003) and the lowest quarterly return was -22.27% (for the quarter ended September 30, 2011).
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns		Past 1 Year	Past 5 Years	Past 10 Years
U.S. Emerging Growth Portfolio		13.17%	2.84%	7.66%
U.S. Emerging Growth Portfolio Return After Taxes on Distributions		13.06%	2.81%	7.54%
U.S. Emerging Growth Portfolio Return After Taxes on Distributions and Sale of Fund Shares		8.69%	2.43%	6.77%
U.S. Emerging Growth Portfolio S&P SmallCap 600 Growth Index (reflects no deduction for fees, expenses or taxes)		14.56%	5.51%	10.90%
U.S. Emerging Growth Portfolio Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	[1]	14.59%	3.49%	9.80%
U.S. Emerging Growth Portfolio Morningstar Small Growth Average	[2]	13.19%	2.64%	4.46%
[1]	The Russell 2000® Growth Index is provided so that investors may compare the performance of the Portfolio to another well-known index for small cap growth stocks.
[2]	The Morningstar Small Growth Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the portfolio.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GLENMEDE FUND INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
U.S. Emerging Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. Emerging Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation consistent with reasonable risk to principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 120% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	120.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks of U.S. emerging growth companies. Emerging growth companies include companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 2000® Index or the S&P SmallCap 600 Index. The capitalization range of the Russell 2000® Index was $101 million to $2.608 billion as of May 31, 2012 and the capitalization range of the S&P SmallCap 600 Index was $61 million to $4.008 billion as of December 31, 2012. In addition, at times the Portfolio may make significant investments in ADRs listed on the NYSE and IPOs.

		The Advisor uses proprietary multi-factor computer models to select stocks that the models identify as having strong revenue and earnings potential, and accompanying capital growth potential. These computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings-related measures.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Frequent Trading Risk: The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio's performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Small Cap Risk: The Portfolio is subject to the risk that the stocks of smaller and newer issuers can be more volatile and more speculative than the stocks of larger issuers. Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.

Growth Style Risk: The values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. There is no guarantee that the prices of these stocks will not move even lower.

ADR/Foreign Securities Risk: The Portfolio may invest in ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

IPO Risk: The market value of IPO shares could fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. When the Portfolio's asset base is small, a significant portion of the Portfolio's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Portfolio. As the Portfolio's assets grow, the effect of the Portfolio's investment in IPOs on the Portfolio's performance probably will decline, which could reduce the Portfolio's performance.

		Tax Managed Risk: The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders' returns. As a result, the Portfolio may miss the opportunity to realize gains or reduce losses.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.glenmede.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-442-8299
Bar Chart [Heading]	rr_BarChartHeading	U.S. Emerging Growth Portfolio
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest quarterly return was 23.54% (for the quarter ended June 30, 2003) and the lowest quarterly return was -22.27% (for the quarter ended September 30, 2011).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
U.S. Emerging Growth Portfolio | U.S. Emerging Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Account Fee (annual percentage of assets under management)	rr_MaximumAccountFeeOverAssets	1.25%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	552
10 Years	rr_ExpenseExampleYear10	1,225
2003	rr_AnnualReturn2003	41.92%
2004	rr_AnnualReturn2004	6.23%
2005	rr_AnnualReturn2005	9.88%
2006	rr_AnnualReturn2006	12.81%
2007	rr_AnnualReturn2007	(2.69%)
2008	rr_AnnualReturn2008	(37.41%)
2009	rr_AnnualReturn2009	22.86%
2010	rr_AnnualReturn2010	29.26%
2011	rr_AnnualReturn2011	2.25%
2012	rr_AnnualReturn2012	13.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.54%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.27%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Past 1 Year	rr_AverageAnnualReturnYear01	13.17%
Past 5 Years	rr_AverageAnnualReturnYear05	2.84%
Past 10 Years	rr_AverageAnnualReturnYear10	7.66%
U.S. Emerging Growth Portfolio | Return After Taxes on Distributions | U.S. Emerging Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	13.06%
Past 5 Years	rr_AverageAnnualReturnYear05	2.81%
Past 10 Years	rr_AverageAnnualReturnYear10	7.54%
U.S. Emerging Growth Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | U.S. Emerging Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	8.69%
Past 5 Years	rr_AverageAnnualReturnYear05	2.43%
Past 10 Years	rr_AverageAnnualReturnYear10	6.77%
U.S. Emerging Growth Portfolio | S&P SmallCap 600 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	14.56%
Past 5 Years	rr_AverageAnnualReturnYear05	5.51%
Past 10 Years	rr_AverageAnnualReturnYear10	10.90%
U.S. Emerging Growth Portfolio | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	14.59%	[3]
Past 5 Years	rr_AverageAnnualReturnYear05	3.49%	[3]
Past 10 Years	rr_AverageAnnualReturnYear10	9.80%	[3]
U.S. Emerging Growth Portfolio | Morningstar Small Growth Average
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	13.19%	[4]
Past 5 Years	rr_AverageAnnualReturnYear05	2.64%	[4]
Past 10 Years	rr_AverageAnnualReturnYear10	4.46%	[4]

[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.
[2]	(include administration, custody, accounting services and similar expenses and .25% shareholder servicing fees payable to Glenmede Trust)
[3]	The Russell 2000® Growth Index is provided so that investors may compare the performance of the Portfolio to another well-known index for small cap growth stocks.
[4]	The Morningstar Small Growth Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the portfolio.

Government Cash Portfolio
Government Cash Portfolio
Investment Objective:
Maximum current interest income consistent with the preservation of capital and liquidity.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Government Cash Portfolio
Maximum Account Fee (annual percentage of assets under management)	[1]	1.25%
[1]	Investors in the Portfolios must be clients of The Glenmede Trust Company, N.A. ("Glenmede Trust") or its affiliated companies ("Affiliates"). The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services).

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Government Cash Portfolio
Management Fees		none
Other Expenses	[1]	0.21%
Total Annual Portfolio Operating Expenses		0.21%
[1]	(include administration, custody, accounting services and similar expenses and .10% shareholder servicing fees payable to Glenmede Trust)

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Government Cash Portfolio	22	68	118	268

Principal Investment Strategies:
Under normal market circumstances, the Government Cash Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in short-term securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies, or other agencies or instrumentalities sponsored by the U.S. Government, and enters into repurchase agreements secured by securities issued or sponsored by such entities. The Portfolio invests in securities which Glenmede Investment Management LP (the "Advisor") believes present minimal credit risks at the time of purchase and which mature or provide for redemption within 13 months from the date of purchase. Such securities must be rated in the two highest rating categories by a nationally recognized statistical rating organization or if unrated, determined to be of comparable quality at the time of purchase. The dollar-weighted average maturity of the Portfolio is expected to be 60 days or less and the dollar-weighted average life to maturity is expected to be 120 days or less.
Principal Investment Risks:
All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you seek monthly income with minimal risk to principal. The Portfolio is not appropriate for you if you are seeking a high level of monthly income or long-term total return.

Money Market Risk: Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor or its affiliates to enter into support agreements or take other actions to maintain the Portfolio's $1.00 share price.

Interest Rate Risk: The value of the Portfolio's investments tend to fluctuate with changes in interest rates. Generally, their value will decrease when interest rates rise and increase when interest rates fall. A period of low interest rates may cause the Portfolio to have a lower or negative yield.

Credit Risk: Although the Portfolio invests in money market instruments which the Advisor believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due.

Government Agency Risk: Direct obligations of the U.S. Government such as Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by Federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Accordingly, while U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality.

Default Risk: The Portfolio may make loans through collateralized repurchase agreements. Although loans made by the Portfolio are collateralized with the borrower's securities or cash, the Portfolio could suffer a loss if the borrower defaults on its obligation to buy the securities back under the terms of the repurchase agreement.
Performance Information:
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Performance reflects fee waivers in effect from time to time since 2010. If fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Government Cash Portfolio

During the periods shown in the bar chart, the highest quarterly return was 1.30% (for the quarter ended December 31, 2006) and the lowest quarterly return was 0.00% (for the quarter ended March 31, 2011, June 30, 2011, September 30, 2011, December 31, 2011, March 31, 2012, June 30, 2012, September 30, 2012, and December 31, 2012).
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns		Past 1 Year	Past 5 Years	Past 10 Years
Government Cash Portfolio		none	0.60%	1.82%
Government Cash Portfolio iMoneyNet's Government All Average	[1]	0.01%	0.35%	1.47%
[1]	The iMoneyNet's Government All Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds similar to the Portfolio.

7 Day Yield as of December 31, 2012: 0.00%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GLENMEDE FUND INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Government Cash Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Government Cash Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum current interest income consistent with the preservation of capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market circumstances, the Government Cash Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in short-term securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies, or other agencies or instrumentalities sponsored by the U.S. Government, and enters into repurchase agreements secured by securities issued or sponsored by such entities. The Portfolio invests in securities which Glenmede Investment Management LP (the "Advisor") believes present minimal credit risks at the time of purchase and which mature or provide for redemption within 13 months from the date of purchase. Such securities must be rated in the two highest rating categories by a nationally recognized statistical rating organization or if unrated, determined to be of comparable quality at the time of purchase. The dollar-weighted average maturity of the Portfolio is expected to be 60 days or less and the dollar-weighted average life to maturity is expected to be 120 days or less.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you seek monthly income with minimal risk to principal. The Portfolio is not appropriate for you if you are seeking a high level of monthly income or long-term total return.

Money Market Risk: Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor or its affiliates to enter into support agreements or take other actions to maintain the Portfolio's $1.00 share price.

Interest Rate Risk: The value of the Portfolio's investments tend to fluctuate with changes in interest rates. Generally, their value will decrease when interest rates rise and increase when interest rates fall. A period of low interest rates may cause the Portfolio to have a lower or negative yield.

Credit Risk: Although the Portfolio invests in money market instruments which the Advisor believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due.

Government Agency Risk: Direct obligations of the U.S. Government such as Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by Federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Accordingly, while U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality.

		Default Risk: The Portfolio may make loans through collateralized repurchase agreements. Although loans made by the Portfolio are collateralized with the borrower's securities or cash, the Portfolio could suffer a loss if the borrower defaults on its obligation to buy the securities back under the terms of the repurchase agreement.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, you could lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Risk: Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor or its affiliates to enter into support agreements or take other actions to maintain the Portfolio's $1.00 share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Performance reflects fee waivers in effect from time to time since 2010. If fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.glenmede.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-442-8299
Bar Chart [Heading]	rr_BarChartHeading	Government Cash Portfolio
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest quarterly return was 1.30% (for the quarter ended December 31, 2006) and the lowest quarterly return was 0.00% (for the quarter ended March 31, 2011, June 30, 2011, September 30, 2011, December 31, 2011, March 31, 2012, June 30, 2012, September 30, 2012, and December 31, 2012).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	7 Day Yield as of December 31, 2012: 0.00%
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.00%
Government Cash Portfolio | Government Cash Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Account Fee (annual percentage of assets under management)	rr_MaximumAccountFeeOverAssets	1.25%	[1]
Management Fees	rr_ManagementFeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.21%
1 Year	rr_ExpenseExampleYear01	22
3 Years	rr_ExpenseExampleYear03	68
5 Years	rr_ExpenseExampleYear05	118
10 Years	rr_ExpenseExampleYear10	268
2003	rr_AnnualReturn2003	1.08%
2004	rr_AnnualReturn2004	1.21%
2005	rr_AnnualReturn2005	3.08%
2006	rr_AnnualReturn2006	4.90%
2007	rr_AnnualReturn2007	5.07%
2008	rr_AnnualReturn2008	2.51%
2009	rr_AnnualReturn2009	0.45%
2010	rr_AnnualReturn2010	0.04%
2011	rr_AnnualReturn2011	0.00%
2012	rr_AnnualReturn2012	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.30%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2012
Past 1 Year	rr_AverageAnnualReturnYear01	none
Past 5 Years	rr_AverageAnnualReturnYear05	0.60%
Past 10 Years	rr_AverageAnnualReturnYear10	1.82%
Government Cash Portfolio | iMoneyNet's Government All Average
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.01%	[3]
Past 5 Years	rr_AverageAnnualReturnYear05	0.35%	[3]
Past 10 Years	rr_AverageAnnualReturnYear10	1.47%	[3]

[1]	Investors in the Portfolios must be clients of The Glenmede Trust Company, N.A. ("Glenmede Trust") or its affiliated companies ("Affiliates"). The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services).
[2]	(include administration, custody, accounting services and similar expenses and .10% shareholder servicing fees payable to Glenmede Trust)
[3]	The iMoneyNet's Government All Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds similar to the Portfolio.

Tax-Exempt Cash Portfolio
Tax-Exempt Cash Portfolio
Investment Objective:
Maximum current interest income exempt from Federal income taxes consistent with the preservation of capital and liquidity.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Tax-Exempt Cash Portfolio
Maximum Account Fee (annual percentage of assets under management)	[1]	1.25%
[1]	Investors in the Portfolio must be clients of Glenmede Trust or its Affiliates. The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services).

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Tax-Exempt Cash Portfolio
Management Fees		none
Other Expenses	[1]	0.22%
Total Annual Portfolio Operating Expenses		0.22%
[1]	(include administration, custody, accounting services and similar expenses and .10% shareholder servicing fees payable to Glenmede Trust)

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Tax-Exempt Cash Portfolio	23	71	124	280

Principal Investment Strategies:
Under normal market circumstances, the Tax-Exempt Cash Portfolio will invest at least 80% of the value of its net assets (including borrowings for investment purposes) in short-term, high quality municipal obligations that pay interest that is exempt from regular Federal income tax and Federal alternative minimum tax. The Portfolio will use its best efforts to avoid investing any of its assets in municipal obligations which pay interest that may be subject to Federal alternative minimum tax. Municipal obligations may include, for example, project and demand notes, tax, revenue or bond anticipation notes, municipal bonds, variable rate demand notes and non-rated privately placed securities.

The Portfolio invests in securities which the Advisor believes present minimal credit risks at the time of purchase and which mature or provide for redemption within 13 months from the date of purchase. Such securities must be rated in the two highest rating categories by a nationally recognized statistical rating organization or if unrated, determined to be of comparable quality at the time of purchase. The dollar-weighted average maturity of the Portfolio is expected to be 60 days or less and the dollar-weighted average life to maturity is expected to be 120 days or less.
Principal Investment Risks:
All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you seek monthly income with minimal risk to principal. The Portfolio is not appropriate for you if you are seeking a high level of monthly income or long-term total return.

Money Market Risk: Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor or its affiliates to enter into support agreements or take other actions to maintain the Portfolio’s $1.00 share price.

Interest Rate Risk: The value of the Portfolio’s investments tend to fluctuate with changes in interest rates. Generally, their value will decrease when interest rates rise and increase when interest rates fall. A period of low interest rates may cause the Portfolio to have a low or negative yield.

Credit Risk: Although the Portfolio invests in money market instruments which the Advisor believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due.

Municipal Obligation Risk: Municipal security prices, payment of interest on, repayment of principal for, and the market for municipal securities can be significantly affected by economic and political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, healthcare, transportation and utilities, conditions in those market sectors can affect municipal bond prices. In addition, a portion or all of the interest received from certain tax-exempt municipal securities could become taxable as result of determinations by the Internal Revenue Service.
Performance Information:
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Performance reflects fee waivers and/or reimbursements in effect from time to time since 2009. If fee waivers or reimbursements were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Tax-Exempt Cash Portfolio

During the periods shown in the bar chart, the highest quarterly return was 0.87% (for the quarters ended June 30, 2007 and September 30, 2007) and the lowest quarterly return was 0.00% (for the quarters ended September 30, 2009, December 31, 2009, March 31, 2010, September 30, 2010, March 31, 2011, June 30, 2011, September 30, 2011, December 31, 2011, March 31, 2012, June 30, 2012, September 30, 2012, and December 31, 2012).
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns		Past 1 Year	Past 5 Years	Past 10 Years
Tax-Exempt Cash Portfolio		none	0.35%	1.23%
Tax-Exempt Cash Portfolio iMoneyNet’s National Retail Tax-Free Average	[1]	0.01%	0.37%	1.04%
[1]	The iMoneyNet's National Retail Tax-Free Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds similar to the Portfolio.

7 Day Yield as of December 31, 2012: 0.00%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GLENMEDE FUND INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Tax-Exempt Cash Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Tax-Exempt Cash Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum current interest income exempt from Federal income taxes consistent with the preservation of capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market circumstances, the Tax-Exempt Cash Portfolio will invest at least 80% of the value of its net assets (including borrowings for investment purposes) in short-term, high quality municipal obligations that pay interest that is exempt from regular Federal income tax and Federal alternative minimum tax. The Portfolio will use its best efforts to avoid investing any of its assets in municipal obligations which pay interest that may be subject to Federal alternative minimum tax. Municipal obligations may include, for example, project and demand notes, tax, revenue or bond anticipation notes, municipal bonds, variable rate demand notes and non-rated privately placed securities.

		The Portfolio invests in securities which the Advisor believes present minimal credit risks at the time of purchase and which mature or provide for redemption within 13 months from the date of purchase. Such securities must be rated in the two highest rating categories by a nationally recognized statistical rating organization or if unrated, determined to be of comparable quality at the time of purchase. The dollar-weighted average maturity of the Portfolio is expected to be 60 days or less and the dollar-weighted average life to maturity is expected to be 120 days or less.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you seek monthly income with minimal risk to principal. The Portfolio is not appropriate for you if you are seeking a high level of monthly income or long-term total return.

Money Market Risk: Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor or its affiliates to enter into support agreements or take other actions to maintain the Portfolio’s $1.00 share price.

Interest Rate Risk: The value of the Portfolio’s investments tend to fluctuate with changes in interest rates. Generally, their value will decrease when interest rates rise and increase when interest rates fall. A period of low interest rates may cause the Portfolio to have a low or negative yield.

Credit Risk: Although the Portfolio invests in money market instruments which the Advisor believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due.

		Municipal Obligation Risk: Municipal security prices, payment of interest on, repayment of principal for, and the market for municipal securities can be significantly affected by economic and political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, healthcare, transportation and utilities, conditions in those market sectors can affect municipal bond prices. In addition, a portion or all of the interest received from certain tax-exempt municipal securities could become taxable as result of determinations by the Internal Revenue Service.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, you could lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Risk: Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor or its affiliates to enter into support agreements or take other actions to maintain the Portfolio’s $1.00 share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Performance reflects fee waivers and/or reimbursements in effect from time to time since 2009. If fee waivers or reimbursements were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.glenmede.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-442-8299
Bar Chart [Heading]	rr_BarChartHeading	Tax-Exempt Cash Portfolio
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest quarterly return was 0.87% (for the quarters ended June 30, 2007 and September 30, 2007) and the lowest quarterly return was 0.00% (for the quarters ended September 30, 2009, December 31, 2009, March 31, 2010, September 30, 2010, March 31, 2011, June 30, 2011, September 30, 2011, December 31, 2011, March 31, 2012, June 30, 2012, September 30, 2012, and December 31, 2012).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	7 Day Yield as of December 31, 2012: 0.00%
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.00%
Tax-Exempt Cash Portfolio | Tax-Exempt Cash Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Account Fee (annual percentage of assets under management)	rr_MaximumAccountFeeOverAssets	1.25%	[1]
Management Fees	rr_ManagementFeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.22%
1 Year	rr_ExpenseExampleYear01	23
3 Years	rr_ExpenseExampleYear03	71
5 Years	rr_ExpenseExampleYear05	124
10 Years	rr_ExpenseExampleYear10	280
2003	rr_AnnualReturn2003	0.84%
2004	rr_AnnualReturn2004	0.98%
2005	rr_AnnualReturn2005	2.16%
2006	rr_AnnualReturn2006	3.21%
2007	rr_AnnualReturn2007	3.40%
2008	rr_AnnualReturn2008	1.66%
2009	rr_AnnualReturn2009	0.08%
2010	rr_AnnualReturn2010	0.02%
2011	rr_AnnualReturn2011	0.00%
2012	rr_AnnualReturn2012	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.87%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2012
Past 1 Year	rr_AverageAnnualReturnYear01	none
Past 5 Years	rr_AverageAnnualReturnYear05	0.35%
Past 10 Years	rr_AverageAnnualReturnYear10	1.23%
Tax-Exempt Cash Portfolio | iMoneyNet’s National Retail Tax-Free Average
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.01%	[3]
Past 5 Years	rr_AverageAnnualReturnYear05	0.37%	[3]
Past 10 Years	rr_AverageAnnualReturnYear10	1.04%	[3]

[1]	Investors in the Portfolio must be clients of Glenmede Trust or its Affiliates. The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services).
[2]	(include administration, custody, accounting services and similar expenses and .10% shareholder servicing fees payable to Glenmede Trust)
[3]	The iMoneyNet's National Retail Tax-Free Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds similar to the Portfolio.

Core Fixed Income Portfolio
Core Fixed Income Portfolio
Investment Objective:
Maximum long-term total return consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Core Fixed Income Portfolio
Maximum Account Fee (annual percentage of assets under management)	[1]	1.25%
[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Core Fixed Income Portfolio
Management Fees		0.35%
Other Expenses	[1]	0.22%
Total Annual Portfolio Operating Expenses		0.57%
[1]	(include administration, custody, accounting services and similar expenses and .10% shareholder servicing fees payable to Glenmede Trust)

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Core Fixed Income Portfolio	58	183	318	714

Portfolio Turnover:
The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 22% of the average value of its portfolio.
Principal Investment Strategies:
Under normal market circumstances, at least 80% of the value of the Portfolio's net assets (including borrowings for investment purposes) will be invested in fixed income securities.

The Portfolio invests primarily in mortgage-backed securities and fixed income securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or other agencies or instrumentalities sponsored by the U.S. Government (collectively, "U.S. Government Securities") and in debt obligations of domestic and foreign companies. Debt obligations of companies or other entities guaranteed by the U.S. Government, its agencies or instrumentalities are considered by the Portfolio to be obligations of the guarantor. The Portfolio may also invest in privately issued mortgage-backed securities and enter into repurchase agreements collateralized by U.S. government securities and reverse repurchase agreements. Under normal circumstances, at least 50% of the value of the Portfolio's net assets (including borrowings for investment purposes) will be invested in U.S. Government Securities and repurchase agreements collateralized by U.S. Government Securities. The Portfolio expects to maintain a dollar-weighted average maturity of 3 to 10 years. Such securities will be rated at least A by Standard & Poor's® Rating Group ("S&P®") or Moody's Investors Service, Inc. ("Moody's") and if unrated, determined to be of comparable quality at the time of purchase. If a portfolio security's rating is reduced to below the above levels, the Advisor will dispose of the security in an orderly fashion as soon as practicable.

The Advisor purchases securities that it believes have potential for higher returns than other securities with similar characteristics and risk, considering factors such as maturity, coupon, credit and any prepayment options. The Advisor will generally sell a security for a number of reasons, including when the expected performance has been realized or to purchase another security with similar characteristics and risk but that the Advisor believes has a higher expected return.
Principal Investment Risks:
All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The net asset value of the Portfolio will fluctuate. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you seek a regular stream of income with higher potential returns than money market funds and if you are also willing to accept more risk.

Interest Rate Risk: The value of fixed income securities tends to fluctuate with changes in interest rates. Generally, their value will decrease when interest rates rise and increase when interest rates fall. Fixed income securities with longer maturities are more susceptible to interest rate fluctuations than those with shorter maturities. Therefore, the risk of interest rate fluctuation is greater to the extent that the Portfolio invests in long-term securities.

Credit Risk: Fixed income securities are also subject to the risk that an issuer will be unable to make principal and interest payments when due. The Portfolio may invest in shares of registered investment companies rated BBB- or higher by S&P or Baa3 or higher by Moody's or if unrated, determined to be of comparable quality at the time of purchase. Securities rated BBB- or Baa3 are considered medium-grade obligations with speculative characteristics and are more vulnerable to adverse business or economic conditions than higher rated securities.

Government Agency Risk: Direct obligations of the U.S. Government such as Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by Federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Accordingly, while U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality.

Prepayment Risk: The Portfolio is subject to prepayment risk. Prepayment risk is the risk that a debt security may be paid off and the proceeds returned to the Portfolio earlier than anticipated. Depending on market conditions, proceeds may be reinvested at lower interest rates.

Default Risk: The Portfolio may make loans through collateralized repurchase agreements. It may also borrow money through reverse repurchase agreements. Although loans made by the Portfolio are collateralized with the borrower's securities, the Portfolio could suffer a loss if the borrower defaults on its obligation to buy the securities back under the terms of the repurchase agreement.
Performance Information:
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Core Fixed Income Portfolio

During the periods shown in the bar chart, the highest quarterly return was 5.92% (for the quarter ended December 31, 2008) and the lowest quarterly return was -2.65% (for the quarter ended June 30, 2004).
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns		Past 1 Year	Past 5 Years	Past 10 Years
Core Fixed Income Portfolio		4.36%	5.81%	4.85%
Core Fixed Income Portfolio Return After Taxes on Distributions		3.30%	4.42%	3.37%
Core Fixed Income Portfolio Return After Taxes on Distributions and Sale of Fund Shares		2.88%	4.20%	3.29%
Core Fixed Income Portfolio Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		4.21%	5.95%	5.18%
Core Fixed Income Portfolio Morningstar Intermediate-Term Bond Average	[1]	6.85%	5.41%	5.02%
[1]	The Morningstar Intermediate-Term Bond Average is provided so that investors may compare the performance of the Portfolio with the performance a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GLENMEDE FUND INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Core Fixed Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Core Fixed Income Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum long-term total return consistent with reasonable risk to principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 22% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market circumstances, at least 80% of the value of the Portfolio's net assets (including borrowings for investment purposes) will be invested in fixed income securities.

The Portfolio invests primarily in mortgage-backed securities and fixed income securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or other agencies or instrumentalities sponsored by the U.S. Government (collectively, "U.S. Government Securities") and in debt obligations of domestic and foreign companies. Debt obligations of companies or other entities guaranteed by the U.S. Government, its agencies or instrumentalities are considered by the Portfolio to be obligations of the guarantor. The Portfolio may also invest in privately issued mortgage-backed securities and enter into repurchase agreements collateralized by U.S. government securities and reverse repurchase agreements. Under normal circumstances, at least 50% of the value of the Portfolio's net assets (including borrowings for investment purposes) will be invested in U.S. Government Securities and repurchase agreements collateralized by U.S. Government Securities. The Portfolio expects to maintain a dollar-weighted average maturity of 3 to 10 years. Such securities will be rated at least A by Standard & Poor's® Rating Group ("S&P®") or Moody's Investors Service, Inc. ("Moody's") and if unrated, determined to be of comparable quality at the time of purchase. If a portfolio security's rating is reduced to below the above levels, the Advisor will dispose of the security in an orderly fashion as soon as practicable.

		The Advisor purchases securities that it believes have potential for higher returns than other securities with similar characteristics and risk, considering factors such as maturity, coupon, credit and any prepayment options. The Advisor will generally sell a security for a number of reasons, including when the expected performance has been realized or to purchase another security with similar characteristics and risk but that the Advisor believes has a higher expected return.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The net asset value of the Portfolio will fluctuate. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you seek a regular stream of income with higher potential returns than money market funds and if you are also willing to accept more risk.

Interest Rate Risk: The value of fixed income securities tends to fluctuate with changes in interest rates. Generally, their value will decrease when interest rates rise and increase when interest rates fall. Fixed income securities with longer maturities are more susceptible to interest rate fluctuations than those with shorter maturities. Therefore, the risk of interest rate fluctuation is greater to the extent that the Portfolio invests in long-term securities.

Credit Risk: Fixed income securities are also subject to the risk that an issuer will be unable to make principal and interest payments when due. The Portfolio may invest in shares of registered investment companies rated BBB- or higher by S&P or Baa3 or higher by Moody's or if unrated, determined to be of comparable quality at the time of purchase. Securities rated BBB- or Baa3 are considered medium-grade obligations with speculative characteristics and are more vulnerable to adverse business or economic conditions than higher rated securities.

Government Agency Risk: Direct obligations of the U.S. Government such as Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by Federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Accordingly, while U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality.

Prepayment Risk: The Portfolio is subject to prepayment risk. Prepayment risk is the risk that a debt security may be paid off and the proceeds returned to the Portfolio earlier than anticipated. Depending on market conditions, proceeds may be reinvested at lower interest rates.

		Default Risk: The Portfolio may make loans through collateralized repurchase agreements. It may also borrow money through reverse repurchase agreements. Although loans made by the Portfolio are collateralized with the borrower's securities, the Portfolio could suffer a loss if the borrower defaults on its obligation to buy the securities back under the terms of the repurchase agreement.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The net asset value of the Portfolio will fluctuate. Therefore, you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.glenmede.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-442-8299
Bar Chart [Heading]	rr_BarChartHeading	Core Fixed Income Portfolio
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest quarterly return was 5.92% (for the quarter ended December 31, 2008) and the lowest quarterly return was -2.65% (for the quarter ended June 30, 2004).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Core Fixed Income Portfolio | Core Fixed Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Account Fee (annual percentage of assets under management)	rr_MaximumAccountFeeOverAssets	1.25%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.57%
1 Year	rr_ExpenseExampleYear01	58
3 Years	rr_ExpenseExampleYear03	183
5 Years	rr_ExpenseExampleYear05	318
10 Years	rr_ExpenseExampleYear10	714
2003	rr_AnnualReturn2003	2.62%
2004	rr_AnnualReturn2004	4.06%
2005	rr_AnnualReturn2005	2.32%
2006	rr_AnnualReturn2006	3.61%
2007	rr_AnnualReturn2007	6.92%
2008	rr_AnnualReturn2008	7.78%
2009	rr_AnnualReturn2009	4.85%
2010	rr_AnnualReturn2010	5.11%
2011	rr_AnnualReturn2011	6.99%
2012	rr_AnnualReturn2012	4.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.92%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.65%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Past 1 Year	rr_AverageAnnualReturnYear01	4.36%
Past 5 Years	rr_AverageAnnualReturnYear05	5.81%
Past 10 Years	rr_AverageAnnualReturnYear10	4.85%
Core Fixed Income Portfolio | Return After Taxes on Distributions | Core Fixed Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	3.30%
Past 5 Years	rr_AverageAnnualReturnYear05	4.42%
Past 10 Years	rr_AverageAnnualReturnYear10	3.37%
Core Fixed Income Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Core Fixed Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.88%
Past 5 Years	rr_AverageAnnualReturnYear05	4.20%
Past 10 Years	rr_AverageAnnualReturnYear10	3.29%
Core Fixed Income Portfolio | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.21%
Past 5 Years	rr_AverageAnnualReturnYear05	5.95%
Past 10 Years	rr_AverageAnnualReturnYear10	5.18%
Core Fixed Income Portfolio | Morningstar Intermediate-Term Bond Average
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	6.85%	[3]
Past 5 Years	rr_AverageAnnualReturnYear05	5.41%	[3]
Past 10 Years	rr_AverageAnnualReturnYear10	5.02%	[3]

[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.
[2]	(include administration, custody, accounting services and similar expenses and .10% shareholder servicing fees payable to Glenmede Trust)
[3]	The Morningstar Intermediate-Term Bond Average is provided so that investors may compare the performance of the Portfolio with the performance a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Institutional | Small Cap Equity Portfolio
Small Cap Equity Portfolio (Institutional Shares)
Investment Objective:
Long-term capital appreciation consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Institutional Small Cap Equity Portfolio Institutional Shares
Maximum Account Fee (annual percentage of assets under management)	[1]	1.25%
[1]	Investors in the Portfolio may be clients of The Glenmede Trust Company, N.A. ("Glenmede Trust") or its affiliated companies ("Affiliates"). The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Small Cap Equity Portfolio Institutional Shares
Management Fees		0.55%
Other Expenses	[1]	0.18%
Total Annual Portfolio Operating Expenses		0.73%
[1]	(include administration, custody, accounting services and similar expenses and .05% shareholder servicing fees payable to Glenmede Trust)

Example:
This Example is intended to help you compare the cost of investing in the Portfolio’s Institutional Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Small Cap Equity Portfolio Institutional Shares	75	233	406	906

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 49% of the average value of its portfolio.
Principal Investment Strategies:
Under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks and preferred stocks, of U.S. small cap companies that Glenmede Investment Management LP (the "Advisor") believes are undervalued. Small cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 2000® Index at its last rebalancing. That capitalization range was $101 million to $2.6 billion as of May 31, 2012.

The Advisor uses a combination of quantitative and fundamental research to select securities. The Advisor uses a quantitative proprietary multi-factor computer model which identifies a list of attractive securities having revenue and earnings growth potential with reasonable valuations, and then applies fundamental research to select which securities to buy and sell for this Portfolio.
Principal Investment Risks:
All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you want your capital to grow over the long term, are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

Small Cap Risk: The Portfolio is subject to the risk that the stocks of smaller and newer issuers can be more volatile and more speculative than the stocks of larger issuers. Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.
Performance Information:
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. The table shows how the average annual total returns for one, five and ten years of the Portfolio’s Institutional Shares compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Small Cap Equity Portfolio

During the periods shown in the bar chart, the highest quarterly return was 24.95% (for the quarter ended June 30, 2009) and the lowest quarterly return was -24.75% (for the quarter ended December 31, 2008).
After-tax returns for the Portfolio are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Institutional Small Cap Equity Portfolio		Past 1 Year	Past 5 Years	Past 10 Years
Institutional Shares		16.99%	4.39%	10.01%
Institutional Shares Return After Taxes on Distributions		16.65%	4.29%	8.94%
Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares		11.48%	3.75%	8.62%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)		16.35%	3.56%	9.72%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	[1]	15.99%	1.66%	7.09%
Morningstar Small Blend Average	[2]	15.30%	2.21%	6.32%
[1]	The S&P 500® Index is provided so that investors may compare the performance of the Portfolio with the performance of a well-known index of leading U.S. companies.
[2]	The Morningstar Small Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GLENMEDE FUND INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Institutional | Small Cap Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Small Cap Equity Portfolio (Institutional Shares)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation consistent with reasonable risk to principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio’s Institutional Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 49% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks and preferred stocks, of U.S. small cap companies that Glenmede Investment Management LP (the "Advisor") believes are undervalued. Small cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 2000® Index at its last rebalancing. That capitalization range was $101 million to $2.6 billion as of May 31, 2012.

		The Advisor uses a combination of quantitative and fundamental research to select securities. The Advisor uses a quantitative proprietary multi-factor computer model which identifies a list of attractive securities having revenue and earnings growth potential with reasonable valuations, and then applies fundamental research to select which securities to buy and sell for this Portfolio.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you want your capital to grow over the long term, are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

		Small Cap Risk: The Portfolio is subject to the risk that the stocks of smaller and newer issuers can be more volatile and more speculative than the stocks of larger issuers. Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. The table shows how the average annual total returns for one, five and ten years of the Portfolio’s Institutional Shares compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. The table shows how the average annual total returns for one, five and ten years of the Portfolio’s Institutional Shares compare to those of selected market indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.glenmede.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-442-8299
Bar Chart [Heading]	rr_BarChartHeading	Small Cap Equity Portfolio
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest quarterly return was 24.95% (for the quarter ended June 30, 2009) and the lowest quarterly return was -24.75% (for the quarter ended December 31, 2008).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns for the Portfolio are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Portfolio are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Institutional | Small Cap Equity Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Account Fee (annual percentage of assets under management)	rr_MaximumAccountFeeOverAssets	1.25%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.73%
1 Year	rr_ExpenseExampleYear01	75
3 Years	rr_ExpenseExampleYear03	233
5 Years	rr_ExpenseExampleYear05	406
10 Years	rr_ExpenseExampleYear10	906
2003	rr_AnnualReturn2003	34.82%
2004	rr_AnnualReturn2004	21.51%
2005	rr_AnnualReturn2005	4.74%
2006	rr_AnnualReturn2006	16.05%
2007	rr_AnnualReturn2007	5.23%
2008	rr_AnnualReturn2008	(36.67%)
2009	rr_AnnualReturn2009	30.78%
2010	rr_AnnualReturn2010	27.49%
2011	rr_AnnualReturn2011	0.33%
2012	rr_AnnualReturn2012	16.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.95%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.75%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Past 1 Year	rr_AverageAnnualReturnYear01	16.99%
Past 5 Years	rr_AverageAnnualReturnYear05	4.39%
Past 10 Years	rr_AverageAnnualReturnYear10	10.01%
Institutional | Small Cap Equity Portfolio | Return After Taxes on Distributions | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	16.65%
Past 5 Years	rr_AverageAnnualReturnYear05	4.29%
Past 10 Years	rr_AverageAnnualReturnYear10	8.94%
Institutional | Small Cap Equity Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	11.48%
Past 5 Years	rr_AverageAnnualReturnYear05	3.75%
Past 10 Years	rr_AverageAnnualReturnYear10	8.62%
Institutional | Small Cap Equity Portfolio | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	16.35%
Past 5 Years	rr_AverageAnnualReturnYear05	3.56%
Past 10 Years	rr_AverageAnnualReturnYear10	9.72%
Institutional | Small Cap Equity Portfolio | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.99%	[3]
Past 5 Years	rr_AverageAnnualReturnYear05	1.66%	[3]
Past 10 Years	rr_AverageAnnualReturnYear10	7.09%	[3]
Institutional | Small Cap Equity Portfolio | Morningstar Small Blend Average
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.30%	[4]
Past 5 Years	rr_AverageAnnualReturnYear05	2.21%	[4]
Past 10 Years	rr_AverageAnnualReturnYear10	6.32%	[4]

[1]	Investors in the Portfolio may be clients of The Glenmede Trust Company, N.A. ("Glenmede Trust") or its affiliated companies ("Affiliates"). The "Maximum Account Fee" in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients' assets invested in the Portfolio when calculating client fees.
[2]	(include administration, custody, accounting services and similar expenses and .05% shareholder servicing fees payable to Glenmede Trust)
[3]	The S&P 500® Index is provided so that investors may compare the performance of the Portfolio with the performance of a well-known index of leading U.S. companies.
[4]	The Morningstar Small Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Philadelphia International Emerging Markets Fund
Philadelphia International Emerging Markets Fund
Investment Objective:
Maximum long-term total return consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Philadelphia International Emerging Markets Fund	Class I	Class IV
Purchase Premium (as a % of amount invested)	0.80%	0.80%
Redemption Fee (as a % of amount redeemed)	0.80%	0.80%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Philadelphia International Emerging Markets Fund		Class I	Class IV
Management Fees		0.65%	0.65%
Other Expenses		1.50%	1.27%
Shareholder Service Fees		0.25%	0.02%
Other Operating Expenses		1.25%	1.25%
Total Annual Portfolio Operating Expenses		2.15%	1.92%
Fee Waivers and Expense Reimbursements	[1]	0.67%	0.67%
Net Expenses		1.48%	1.25%
[1]	The Advisor has contractually agreed to waive all or a portion of its Management Fee and/or reimburse expenses (other than brokerage commissions, extraordinary items, interest, taxes and any other items as agreed by the Portfolio and the Advisor from time to time) to the extent the Portfolio's total annual operating expenses exceed 1.48% of Class I's average daily net assets and 1.25% of Class IV's average daily net assets. The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2014 and may discontinue this arrangement at any time thereafter.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Philadelphia International Emerging Markets Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I	312	771	1,256	2,596
Class IV	289	701	1,140	2,360

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Philadelphia International Emerging Markets Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I	229	684	1,164	2,491
Class IV	206	614	1,047	2,251

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 86% of the average value of its portfolio.
Principal Investment Strategies:
The Portfolio invests primarily in common stocks, including dividend-paying common stocks, of companies tied economically to emerging markets. These investments may include depositary receipts issued by a U.S. or foreign bank or trust company or participatory notes (commonly known as "P-notes") issued by foreign banks or brokers evidencing ownership of underlying stocks issued by a foreign company. Emerging Markets include all markets that are not considered to be developed markets by the MSCI World Index. Under normal market circumstances, the Portfolio will invest at least 80% of the value of its net assets (including borrowings for investment purposes) in stocks tied economically to emerging markets. A depositary receipt or P-note for a common stock will be considered a stock for purposes of meeting this percentage limitation. Philadelphia International Advisors LP (the "Advisor") considers a stock to be tied economically to a particular country or region if: (i) it is a stock of an issuer that is organized under the laws of that country or of a country within that region or in an issuer that maintains its principal place of business in that country or region; (ii) it is traded principally in that country or region; or (iii) it is a stock of an issuer that derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in that country or region, or has at least 50% of its assets in that country or region.

The Advisor uses proprietary quantitative models and fundamental analysis to evaluate and select countries and securities. The Advisor evaluates and selects securities based on value, momentum and profitability models (that take into account various factors including, but not limited to, price to book, earnings revisions and return on equity). The Advisor assesses country attractiveness based on various factors including, but not limited to, valuation, market sentiment and economic developments to determine target country allocations. The factors and models used by the Advisor may change over time.
Principal Investment Risks:
All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with the risks of investing in foreign securities. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

Foreign Investment Risk: The Portfolio is subject to additional risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks. The Portfolio may also enter into foreign currency exchange contracts to hedge the currency risk of portfolio securities denominated in a foreign currency. Investments in depositary receipts involve risks similar to those accompanying direct investment in foreign securities.

Frequent Trading Risk: The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio's performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Liquidity Risk: Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Portfolio from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Portfolio will honor a redemption request in-kind. These risks are particularly pronounced for the Portfolio because it typically makes equity investments in companies with smaller capitalization. In addition, the Portfolio may buy securities that are less liquid than those in its benchmark.

Market Disruption and Geopolitical Risk: Geopolitical events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Portfolio's Investments.

Participatory Notes Risk: P-notes represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

Smaller Company Risk: The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. The Portfolio may buy securities that have smaller market capitalization than those in its benchmark.

Emerging Markets Risk: The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.
Performance Information:
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Class IV shares has varied from year to year. The table shows how the Portfolio’s Class IV shares average annual total returns for one year and since inception compare to those of a selected market index. Average annual total returns for Class I shares are not presented because no Class I shares were issued as of December 31, 2012. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by calling 1-800-442-8299.
Philadelphia International Emerging Markets Fund

During the period shown in the bar chart, the highest quarterly return was 16.71% (for the quarter ended March 31, 2012) and the lowest quarterly return was -26.10% (for the quarter ended September 30, 2011).
After-tax returns for the Portfolio are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Philadelphia International Emerging Markets Fund		Past 1 Year	Since Inception	Inception Date
Class IV		23.09%	(1.48%)	Jun 30, 2011
Class IV Return After Taxes on Distributions		22.79%	(1.69%)	Jun 30, 2011
Class IV Return After Taxes on Distributions and Sale of Fund Shares		15.94%	(1.14%)	Jun 30, 2011
MCSI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	[1]	18.22%	(2.94%)	Jun 30, 2011
[1]	The MSCI Emerging Markets Index is a float-adjusted market capitalization index that consists of indices in 26 emerging economies: Argentina, Brazil, Chile, China, Columbia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey and Venezuela.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GLENMEDE FUND INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Philadelphia International Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Philadelphia International Emerging Markets Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum long-term total return consistent with reasonable risk to principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2014 and may discontinue this arrangement at any time thereafter.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 86% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	86.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio invests primarily in common stocks, including dividend-paying common stocks, of companies tied economically to emerging markets. These investments may include depositary receipts issued by a U.S. or foreign bank or trust company or participatory notes (commonly known as "P-notes") issued by foreign banks or brokers evidencing ownership of underlying stocks issued by a foreign company. Emerging Markets include all markets that are not considered to be developed markets by the MSCI World Index. Under normal market circumstances, the Portfolio will invest at least 80% of the value of its net assets (including borrowings for investment purposes) in stocks tied economically to emerging markets. A depositary receipt or P-note for a common stock will be considered a stock for purposes of meeting this percentage limitation. Philadelphia International Advisors LP (the "Advisor") considers a stock to be tied economically to a particular country or region if: (i) it is a stock of an issuer that is organized under the laws of that country or of a country within that region or in an issuer that maintains its principal place of business in that country or region; (ii) it is traded principally in that country or region; or (iii) it is a stock of an issuer that derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in that country or region, or has at least 50% of its assets in that country or region.

		The Advisor uses proprietary quantitative models and fundamental analysis to evaluate and select countries and securities. The Advisor evaluates and selects securities based on value, momentum and profitability models (that take into account various factors including, but not limited to, price to book, earnings revisions and return on equity). The Advisor assesses country attractiveness based on various factors including, but not limited to, valuation, market sentiment and economic developments to determine target country allocations. The factors and models used by the Advisor may change over time.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with the risks of investing in foreign securities. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

Foreign Investment Risk: The Portfolio is subject to additional risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks. The Portfolio may also enter into foreign currency exchange contracts to hedge the currency risk of portfolio securities denominated in a foreign currency. Investments in depositary receipts involve risks similar to those accompanying direct investment in foreign securities.

Frequent Trading Risk: The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio's performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Liquidity Risk: Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Portfolio from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Portfolio will honor a redemption request in-kind. These risks are particularly pronounced for the Portfolio because it typically makes equity investments in companies with smaller capitalization. In addition, the Portfolio may buy securities that are less liquid than those in its benchmark.

Market Disruption and Geopolitical Risk: Geopolitical events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Portfolio's Investments.

Participatory Notes Risk: P-notes represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

Smaller Company Risk: The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. The Portfolio may buy securities that have smaller market capitalization than those in its benchmark.

		Emerging Markets Risk: The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Class IV shares has varied from year to year. The table shows how the Portfolio’s Class IV shares average annual total returns for one year and since inception compare to those of a selected market index. Average annual total returns for Class I shares are not presented because no Class I shares were issued as of December 31, 2012. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by calling 1-800-442-8299.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Class IV shares has varied from year to year. The table shows how the Portfolio’s Class IV shares average annual total returns for one year and since inception compare to those of a selected market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Average annual total returns for Class I shares are not presented because no Class I shares were issued as of December 31, 2012.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-442-8299
Bar Chart [Heading]	rr_BarChartHeading	Philadelphia International Emerging Markets Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest quarterly return was 16.71% (for the quarter ended March 31, 2012) and the lowest quarterly return was -26.10% (for the quarter ended September 30, 2011).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns for the Portfolio are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Portfolio are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Philadelphia International Emerging Markets Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Purchase Premium (as a % of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.80%
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.80%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	1.50%
Shareholder Service Fees	rr_Component3OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component1OtherExpensesOverAssets	1.25%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.15%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.67%	[1]
Net Expenses	rr_NetExpensesOverAssets	1.48%
1 Year	rr_ExpenseExampleYear01	312
3 Years	rr_ExpenseExampleYear03	771
5 Years	rr_ExpenseExampleYear05	1,256
10 Years	rr_ExpenseExampleYear10	2,596
1 Year	rr_ExpenseExampleNoRedemptionYear01	229
3 Years	rr_ExpenseExampleNoRedemptionYear03	684
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,164
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,491
Philadelphia International Emerging Markets Fund | Class IV
Risk/Return:	rr_RiskReturnAbstract
Purchase Premium (as a % of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.80%
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.80%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	1.27%
Shareholder Service Fees	rr_Component3OtherExpensesOverAssets	0.02%
Other Operating Expenses	rr_Component1OtherExpensesOverAssets	1.25%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.92%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.67%	[1]
Net Expenses	rr_NetExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	289
3 Years	rr_ExpenseExampleYear03	701
5 Years	rr_ExpenseExampleYear05	1,140
10 Years	rr_ExpenseExampleYear10	2,360
1 Year	rr_ExpenseExampleNoRedemptionYear01	206
3 Years	rr_ExpenseExampleNoRedemptionYear03	614
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,047
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,251
2012	rr_AnnualReturn2012	23.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.71%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.10%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Past 1 Year	rr_AverageAnnualReturnYear01	23.09%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.48%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2011
Philadelphia International Emerging Markets Fund | Return After Taxes on Distributions | Class IV
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	22.79%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.69%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2011
Philadelphia International Emerging Markets Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class IV
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.94%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.14%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2011
Philadelphia International Emerging Markets Fund | MCSI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	18.22%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.94%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2011	[2]

[1]	The Advisor has contractually agreed to waive all or a portion of its Management Fee and/or reimburse expenses (other than brokerage commissions, extraordinary items, interest, taxes and any other items as agreed by the Portfolio and the Advisor from time to time) to the extent the Portfolio's total annual operating expenses exceed 1.48% of Class I's average daily net assets and 1.25% of Class IV's average daily net assets. The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2014 and may discontinue this arrangement at any time thereafter.
[2]	The MSCI Emerging Markets Index is a float-adjusted market capitalization index that consists of indices in 26 emerging economies: Argentina, Brazil, Chile, China, Columbia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey and Venezuela.

Philadelphia International Fund
Philadelphia International Fund
Investment Objective:
Maximum long-term total return consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Philadelphia International Fund
Management Fees		0.75%
Other Expenses	[1]	0.25%
Total Annual Portfolio Operating Expenses		1.00%
[1]	(include administration, custody, accounting services and similar expenses)

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Philadelphia International Fund	102	318	552	1,225

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 53% of the average value of its portfolio.
Principal Investment Strategies:
The Portfolio invests primarily in common stocks, including dividend-paying common stocks, of companies located outside the United States that Philadelphia International Advisors LP (the "Advisor") believes are undervalued. Under normal market circumstances, the Portfolio will invest at least 65% of its total assets in the securities of companies based in at least three different countries, other than the United States.

The Advisor believes that stocks are undervalued by the stock market when the stock price becomes inexpensive relative to the company's estimated earnings and/or dividend-paying ability over the long-term. The Advisor considers factors relating to both company and country selection in selecting stocks to buy and sell for the Portfolio. The Advisor selects stocks to buy and sell by evaluating a company's growth outlook and market valuation based on price-to-earnings, dividend yields and other operating and financial conditions. As a secondary tool, the Advisor evaluates countries primarily by analyzing a country's valuation ratios, such as price-to-earnings and dividend yields, prospective economic growth, government policies and other factors.
Principal Investment Risks:
All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with the risks of investing in foreign securities. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

Foreign Investment Risk: The Portfolio is subject to additional risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks. The Portfolio may also enter into foreign currency exchange contracts to hedge the currency risk of portfolio securities denominated in a foreign currency.

Emerging Markets Risk: The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.
Performance Information:
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by calling 1-800-442-8299.
Philadelphia International Fund

During the periods shown in the bar chart, the highest quarterly return was 29.73% (for the quarter ended June 30, 2009) and the lowest quarterly return was -24.32% (for the quarter ended September 30, 2011).
After-tax returns for the Portfolio are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns		Past 1 Year	Past 5 Years	Past 10 Years
Philadelphia International Fund		14.77%	(5.13%)	6.52%
Philadelphia International Fund Return After Taxes on Distributions		14.46%	(5.69%)	5.59%
Philadelphia International Fund Return After Taxes on Distributions and Sale of Fund Shares		10.33%	(4.28%)	5.76%
Philadelphia International Fund MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)		17.32%	(3.69%)	8.21%
Philadelphia International Fund Morningstar Foreign Large Value Average	[1]	16.48%	(2.03%)	5.77%
[1]	The Morningstar Foreign Large Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GLENMEDE FUND INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Philadelphia International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Philadelphia International Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum long-term total return consistent with reasonable risk to principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 53% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio invests primarily in common stocks, including dividend-paying common stocks, of companies located outside the United States that Philadelphia International Advisors LP (the "Advisor") believes are undervalued. Under normal market circumstances, the Portfolio will invest at least 65% of its total assets in the securities of companies based in at least three different countries, other than the United States.

		The Advisor believes that stocks are undervalued by the stock market when the stock price becomes inexpensive relative to the company's estimated earnings and/or dividend-paying ability over the long-term. The Advisor considers factors relating to both company and country selection in selecting stocks to buy and sell for the Portfolio. The Advisor selects stocks to buy and sell by evaluating a company's growth outlook and market valuation based on price-to-earnings, dividend yields and other operating and financial conditions. As a secondary tool, the Advisor evaluates countries primarily by analyzing a country's valuation ratios, such as price-to-earnings and dividend yields, prospective economic growth, government policies and other factors.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with the risks of investing in foreign securities. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

Foreign Investment Risk: The Portfolio is subject to additional risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks. The Portfolio may also enter into foreign currency exchange contracts to hedge the currency risk of portfolio securities denominated in a foreign currency.

		Emerging Markets Risk: The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by calling 1-800-442-8299.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-442-8299
Bar Chart [Heading]	rr_BarChartHeading	Philadelphia International Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest quarterly return was 29.73% (for the quarter ended June 30, 2009) and the lowest quarterly return was -24.32% (for the quarter ended September 30, 2011).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns for the Portfolio are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Portfolio are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Philadelphia International Fund | Philadelphia International Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	552
10 Years	rr_ExpenseExampleYear10	1,225
2003	rr_AnnualReturn2003	33.74%
2004	rr_AnnualReturn2004	20.57%
2005	rr_AnnualReturn2005	12.98%
2006	rr_AnnualReturn2006	26.70%
2007	rr_AnnualReturn2007	6.06%
2008	rr_AnnualReturn2008	(47.85%)
2009	rr_AnnualReturn2009	40.62%
2010	rr_AnnualReturn2010	5.99%
2011	rr_AnnualReturn2011	(13.87%)
2012	rr_AnnualReturn2012	14.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.73%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.32%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Past 1 Year	rr_AverageAnnualReturnYear01	14.77%
Past 5 Years	rr_AverageAnnualReturnYear05	(5.13%)
Past 10 Years	rr_AverageAnnualReturnYear10	6.52%
Philadelphia International Fund | Return After Taxes on Distributions | Philadelphia International Fund
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	14.46%
Past 5 Years	rr_AverageAnnualReturnYear05	(5.69%)
Past 10 Years	rr_AverageAnnualReturnYear10	5.59%
Philadelphia International Fund | Return After Taxes on Distributions and Sale of Fund Shares | Philadelphia International Fund
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	10.33%
Past 5 Years	rr_AverageAnnualReturnYear05	(4.28%)
Past 10 Years	rr_AverageAnnualReturnYear10	5.76%
Philadelphia International Fund | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	17.32%
Past 5 Years	rr_AverageAnnualReturnYear05	(3.69%)
Past 10 Years	rr_AverageAnnualReturnYear10	8.21%
Philadelphia International Fund | Morningstar Foreign Large Value Average
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	16.48%	[2]
Past 5 Years	rr_AverageAnnualReturnYear05	(2.03%)	[2]
Past 10 Years	rr_AverageAnnualReturnYear10	5.77%	[2]

[1]	(include administration, custody, accounting services and similar expenses)
[2]	The Morningstar Foreign Large Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Philadelphia International Small Cap Fund
Philadelphia International Small Cap Fund
Investment Objective:
Maximum long-term total return consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Philadelphia International Small Cap Fund	Class I	Class IV
Purchase Premium (as a % of amount invested)	0.50%	0.50%
Redemption Fee (as a % of amount redeemed)	0.50%	0.50%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Philadelphia International Small Cap Fund		Class I	Class IV
Management Fees		0.60%	0.60%
Other Expenses		2.38%	2.15%
Shareholder Service Fees		0.25%	0.02%
Other Operating Expenses		2.13%	2.13%
Total Annual Portfolio Operating Expenses		2.98%	2.75%
Fee Waivers and Expense Reimbursements	[1]	1.65%	1.65%
Net Expenses		1.33%	1.10%
[1]	The Advisor has contractually agreed to waive all or a portion of its Management Fee and/or reimburse expenses (other than brokerage commissions, extraordinary items, interest, taxes and any other items as agreed by the Portfolio and the Advisor from time to time) to the extent the Portfolio's total annual operating expenses exceed 1.33% of Class I's average daily net assets and 1.10% of Class IV's average daily net assets. The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2014 and may discontinue this arrangement at any time thereafter.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Philadelphia International Small Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I	236	866	1,521	3,278
Class IV	213	797	1,407	3,058

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Philadelphia International Small Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I	185	812	1,465	3,216
Class IV	162	743	1,351	2,995

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 85% of the average value of its portfolio.
Principal Investment Strategies:
The Portfolio invests primarily in common stocks, including dividend-paying common stocks, of companies located outside the United States. These investments may include depositary receipts issued by a U.S. or foreign bank or trust company or participatory notes (commonly known as "P-notes" ) issued by foreign banks or brokers evidencing ownership of underlying stocks issued by a foreign company. Under normal market circumstances, the Portfolio will invest at least 80% of the value of its net assets (including borrowings for investment purposes) in stocks of small cap companies located outside the United States. A depositary receipt or P-note for a common stock will be considered a stock for purposes of meeting this percentage limitation. Philadelphia International Advisors LP (the "Advisor") considers small cap companies to include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the MSCI EAFE Small Cap Index. That capitalization range was $42.6 million to $4.5 billion as of December 31, 2012.

The Advisor uses proprietary quantitative models and fundamental analysis to evaluate and select equity securities. The Advisor evaluates and selects securities based on value, momentum and profitability models (that take into account various factors including, but not limited to, price to book, earnings revisions and return on equity). The factors and models used by the Advisor may change over time.
Principal Investment Risks:
All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with the risks of investing in foreign securities. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

Foreign Investment Risk: The Portfolio is subject to additional risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks. The Portfolio may also enter into foreign currency exchange contracts to hedge the currency risk of portfolio securities denominated in a foreign currency. Investments in depositary receipts involve risks similar to those accompanying direct investment in foreign securities.

Frequent Trading Risk: The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio's performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Liquidity Risk: Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Portfolio from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Portfolio will honor a redemption request in-kind. These risks are particularly pronounced for the Portfolio because it typically makes equity investments in companies with smaller capitalization. In addition, the Portfolio may buy securities that are less liquid than those in its benchmark.

Market Disruption and Geopolitical Risk: Geopolitical events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Portfolio's Investments.

Participatory Notes Risk: P-notes represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

Smaller Company Risk: The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. The Portfolio may buy securities that have smaller market capitalization than those in its benchmark.

Emerging Markets Risk: The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.
Performance Information:
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Class IV shares has varied from year to year. The table shows how the Portfolio’s Class IV shares average annual total returns for one year and since inception compare to those of a selected market index. Average annual total returns for Class I shares are not presented because no Class I shares were issued as of December 31, 2012. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by calling 1-800-442-8299.
Philadelphia International Small Cap Fund

During the period shown in the bar chart, the highest quarterly return was 16.13% (for the quarter ended March 31, 2012) and the lowest quarterly return was -19.25% (for the quarter ended September 30, 2011).
After-tax returns for the Portfolio are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Philadelphia International Small Cap Fund		Past 1 Year	Since Inception	Inception Date
Class IV		24.00%	(0.71%)	May 31, 2011
Class IV Return After Taxes on Distributions		23.74%	(0.99%)	May 31, 2011
Class IV Return After Taxes on Distributions and Sale of Fund Shares		16.52%	(0.47%)	May 31, 2011
MCSI EAFE Small Cap Index (reflects no deduction for fees, expenses or taxes)	[1]	20.00%	(2.85%)	May 31, 2011
[1]	The MSCI EAFE Index (Europe, Australia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Small Cap Index represents the small cap size segment of the Morgan Stanley EAFE Index, and consists of the securities of those companies whose securities are not included in the large cap or mid cap segments of a particular market, which together comprise approximately 85% of each market's free float-adjusted market capitalization.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GLENMEDE FUND INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Philadelphia International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Philadelphia International Small Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum long-term total return consistent with reasonable risk to principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2014 and may discontinue this arrangement at any time thereafter.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 85% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio invests primarily in common stocks, including dividend-paying common stocks, of companies located outside the United States. These investments may include depositary receipts issued by a U.S. or foreign bank or trust company or participatory notes (commonly known as "P-notes" ) issued by foreign banks or brokers evidencing ownership of underlying stocks issued by a foreign company. Under normal market circumstances, the Portfolio will invest at least 80% of the value of its net assets (including borrowings for investment purposes) in stocks of small cap companies located outside the United States. A depositary receipt or P-note for a common stock will be considered a stock for purposes of meeting this percentage limitation. Philadelphia International Advisors LP (the "Advisor") considers small cap companies to include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the MSCI EAFE Small Cap Index. That capitalization range was $42.6 million to $4.5 billion as of December 31, 2012.

		The Advisor uses proprietary quantitative models and fundamental analysis to evaluate and select equity securities. The Advisor evaluates and selects securities based on value, momentum and profitability models (that take into account various factors including, but not limited to, price to book, earnings revisions and return on equity). The factors and models used by the Advisor may change over time.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with the risks of investing in foreign securities. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Value Style Risk: Although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

Foreign Investment Risk: The Portfolio is subject to additional risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks. The Portfolio may also enter into foreign currency exchange contracts to hedge the currency risk of portfolio securities denominated in a foreign currency. Investments in depositary receipts involve risks similar to those accompanying direct investment in foreign securities.

Frequent Trading Risk: The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio's performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Liquidity Risk: Low trading volume, lack of a market maker, a large position or legal restrictions may limit or prevent the Portfolio from selling particular securities or closing derivative positions at desirable prices. Holding less liquid securities increases the likelihood that the Portfolio will honor a redemption request in-kind. These risks are particularly pronounced for the Portfolio because it typically makes equity investments in companies with smaller capitalization. In addition, the Portfolio may buy securities that are less liquid than those in its benchmark.

Market Disruption and Geopolitical Risk: Geopolitical events may disrupt securities markets and adversely affect global economies and markets. Those events as well as other changes in foreign and domestic economic and political conditions could adversely affect the value of the Portfolio's Investments.

Participatory Notes Risk: P-notes represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

Smaller Company Risk: The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. The Portfolio may buy securities that have smaller market capitalization than those in its benchmark.

		Emerging Markets Risk: The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Therefore, you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Class IV shares has varied from year to year. The table shows how the Portfolio’s Class IV shares average annual total returns for one year and since inception compare to those of a selected market index. Average annual total returns for Class I shares are not presented because no Class I shares were issued as of December 31, 2012. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by calling 1-800-442-8299.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Class IV shares has varied from year to year. The table shows how the Portfolio’s Class IV shares average annual total returns for one year and since inception compare to those of a selected market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Average annual total returns for Class I shares are not presented because no Class I shares were issued as of December 31, 2012.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-442-8299
Bar Chart [Heading]	rr_BarChartHeading	Philadelphia International Small Cap Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest quarterly return was 16.13% (for the quarter ended March 31, 2012) and the lowest quarterly return was -19.25% (for the quarter ended September 30, 2011).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns for the Portfolio are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Portfolio are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Philadelphia International Small Cap Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Purchase Premium (as a % of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.50%
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.50%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	2.38%
Shareholder Service Fees	rr_Component3OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component1OtherExpensesOverAssets	2.13%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.98%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	1.65%	[1]
Net Expenses	rr_NetExpensesOverAssets	1.33%
1 Year	rr_ExpenseExampleYear01	236
3 Years	rr_ExpenseExampleYear03	866
5 Years	rr_ExpenseExampleYear05	1,521
10 Years	rr_ExpenseExampleYear10	3,278
1 Year	rr_ExpenseExampleNoRedemptionYear01	185
3 Years	rr_ExpenseExampleNoRedemptionYear03	812
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,465
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,216
Philadelphia International Small Cap Fund | Class IV
Risk/Return:	rr_RiskReturnAbstract
Purchase Premium (as a % of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.50%
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.50%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	2.15%
Shareholder Service Fees	rr_Component3OtherExpensesOverAssets	0.02%
Other Operating Expenses	rr_Component1OtherExpensesOverAssets	2.13%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.75%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	1.65%	[1]
Net Expenses	rr_NetExpensesOverAssets	1.10%
1 Year	rr_ExpenseExampleYear01	213
3 Years	rr_ExpenseExampleYear03	797
5 Years	rr_ExpenseExampleYear05	1,407
10 Years	rr_ExpenseExampleYear10	3,058
1 Year	rr_ExpenseExampleNoRedemptionYear01	162
3 Years	rr_ExpenseExampleNoRedemptionYear03	743
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,351
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,995
2012	rr_AnnualReturn2012	24.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.13%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.25%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Past 1 Year	rr_AverageAnnualReturnYear01	24.00%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.71%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
Philadelphia International Small Cap Fund | Return After Taxes on Distributions | Class IV
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	23.74%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.99%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
Philadelphia International Small Cap Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class IV
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	16.52%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.47%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
Philadelphia International Small Cap Fund | MCSI EAFE Small Cap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	20.00%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.85%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011	[2]

[1]	The Advisor has contractually agreed to waive all or a portion of its Management Fee and/or reimburse expenses (other than brokerage commissions, extraordinary items, interest, taxes and any other items as agreed by the Portfolio and the Advisor from time to time) to the extent the Portfolio's total annual operating expenses exceed 1.33% of Class I's average daily net assets and 1.10% of Class IV's average daily net assets. The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2014 and may discontinue this arrangement at any time thereafter.
[2]	The MSCI EAFE Index (Europe, Australia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Small Cap Index represents the small cap size segment of the Morgan Stanley EAFE Index, and consists of the securities of those companies whose securities are not included in the large cap or mid cap segments of a particular market, which together comprise approximately 85% of each market's free float-adjusted market capitalization.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GLENMEDE FUND INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2013